UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number 811-06603
Performance Funds Trust

(Exact name of registrant as specified in charter)

3435 Stelzer Road, Columbus, OH	43219

(Address of principal executive offices)	(Zip code)
Citi Fund Services 3435 Stelzer Road, Columbus, OH 43219

(Name and address of agent for service)
Registrant’s telephone number, including area code: 800-737-3676
Date of fiscal year end: May 31, 2009
Date of reporting period: May 31, 2009

Item 1. Reports to Stockholders.

Dear Shareholder:

Economic Review

Following the most recent meeting of the Federal Open Market Committee (the “Committee”), monetary officials stated that the economy continues to weaken, although the pace of weakness seems to have abated somewhat. Rising unemployment, further deterioration in home prices, and adverse credit conditions persist and are having a negative effect on consumer spending.

As consumer spending has slowed and as credit has tightened, businesses have cut back on inventories, capital spending, and hiring plans. The Federal Reserve shared that the contraction in economic activity is likely to continue for some time.

Inflation expectations are modest given the overall slack in the global economy, and the Committee is concerned that future rates of inflation may be too low to foster optimal economic growth in the longer term.

Sincerely,

Douglas H. Ralston, CFA
President
Trustmark Investment Advisors, Inc.

Trustmark Investment Advisors, Inc., a wholly-owned subsidiary of Trustmark National Bank, provides investment advisory and other services to the Funds and receives a fee for those services. This material is authorized for distribution only when preceded or accompanied by a prospectus. The Funds are distributed by Performance Funds Distributor, LLC.

Mutual funds are NOT INSURED BY THE FDIC. There is no bank guarantee. Mutual funds may lose value. The views expressed in this Shareholder Letter reflect those of the President of the Advisor through the year ended May 31, 2009. The President’s views are subject to change based on the market and other conditions.

Performance Funds Trust

Annual Report — May 31, 2009
Table of Contents

Portfolio Reviews	1
Schedules of Portfolio Investments:
The Money Market Fund	15
The U.S. Treasury Money Market Fund	16
The Short Term Government Income Fund	17
The Intermediate Term Income Fund	18
The Large Cap Equity Fund	20
The Mid Cap Equity Fund	22
The Leaders Equity Fund	24
The Strategic Dividend Fund	25
Statements of Assets and Liabilities	28
Statements of Operations	30
Statements of Changes in Net Assets	32
Financial Highlights	40
Notes to Financial Statements	56
Report of Independent Registered Public Accounting Firm	67
Additional Information	68
Expense Comparison	70
Other Information	72
Annual Approval of Investment Advisory and Sub-Advisory Contracts	73
Additional Tax Information	75
Information about Trustees and Officers	76

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Performance Funds Trust

Portfolio Review
Performance Money Market Fund

This past year has been one for the history books in the credit markets. During the summer of last year, the subprime meltdown began to creep into other areas of the fixed income markets and eventually caused a freeze in the short-term funding market which had never been seen before. The usually mundane event of rolling commercial paper by borrowers to fund day-to-day operations became a chore as investors hoarded cash in only the safest of names leaving many corporations scrambling for funding. These events led to the bankruptcy of Lehman Brothers and the collapse of AIG. Many high profile money market funds needed cash infusions from their parent companies to avoid collapse. One very well respected name that didn’t survive this time period was the Reserve Fund. As a result of this fund’s “breaking the buck,” many new government programs were born in an effort to restore calm in the marketplace. One of these programs is the Exchange Stabilization Fund of which our money market fund is a participant. This program is basically a back stop to make up any losses incurred by participants to make sure shareholders as of September 19, 2008 are made whole in the event a fund can not maintain its objective of a stable $1.00 NAV. Since the Reserve Fund incident, no other funds have collapsed and there has been no government intervention with respect to the Exchange Stabilization Fund having to step in on behalf of any shareholders in a 2a-7 money market product.

As the year 2009 began, the credit markets began to thaw slowly. Companies are again able to access the commercial paper markets more freely and some normalcy has returned to the day-to-day process of running a money market product. The Fund has always had the investment philosophy of safety first with respect to our investment process. For this reason, we have been mainly invested in U.S. Government Agency obligations for the majority of the past year. We are slowly moving back into high quality corporate names such as General Electric and Chevron in an effort to pick up what little extra yield is available in this extremely low interest rate environment.

The Fund invests primarily in high-quality, short-term instruments such as U.S. Treasury obligations, U.S. Government Agency issues, bankers’ acceptances, commercial paper, and repurchase agreements. The Fund is considered a first tier Fund as a result of the high quality of the Fund’s holdings per the respective ratings from Standard and Poor’s (A-1 or A-1+) and Moody’s (P-1)1. An investment in the Fund is neither insured nor guaranteed by the U.S. Government. The Fund’s objective is to maintain a stable NAV of $1.00 per share. This has been accomplished since the Fund’s inception, but there can be no guarantee that it will be in the future.

Signed,

Kelly J. Collins
Vice President
Trustmark Investment Advisors, Inc.

Past performance does not guarantee future results.

An investment in the Fund is not insured or guaranteed by the FDIC or any other government agency (except as noted in Note 2 of Notes to Financial Statements). Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

[1]	The Fund rating is historical and is based upon the Fund’s credit quality, market price exposure and management. It signifies that the Fund’s safety is excellent and that it has superior capacity to maintain a $1.00 net asset value per share. Fund Ratings represent an opinion only, not a recommendation to buy or sell. Ratings are as of date indicated and subject to change. For additional information on these rating agencies please reference moodys.com or standardandpoors.com.

The views expressed in this report reflect those of the portfolio manager for the year ended May 31, 2009. The manager’s views are subject to change at any time based on the market and other conditions.

Performance Funds Trust

Portfolio Review
Performance U.S. Treasury Money Market Fund

It has been a challenge during the past year to operate a money market fund that invests only in U.S. Treasury securities to say the least. With the subprime meltdown during the summer of last year, to the collapse of Lehman Brothers and AIG, Treasury securities have been in high demand. The flight to quality led to trading in some short-term Treasury bills at negative returns to the customer. In the almost 18 years of being in the securities industry, I have never seen a trade where someone was willing to give the government more money than they were going to get at maturity. That is how rampant the fear was during the final months of 2008. Although Treasury yields are still historically low at the present time, things have gotten back to normal in most respects. The Federal Reserve has lowered the target Fed Funds rate to a floating figure between zero and 0.25%. This in turn keeps rates on short-term obligations low since most trade off that figure. The Performance U.S. Treasury Money Market Fund has done its best to provide a yield that is indicative of market conditions. Our seven-day yield peaked at a high of 1.48% back in September of 2008 and is currently 0.02% at the end of May.

Signed,

Kelly J. Collins
Vice President
Trustmark Investment Advisors, Inc.

Past performance does not guarantee future results.

An investment in the Fund is not insured or guaranteed by the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. U.S. Government guarantees apply only to the underlying securities of the Fund’s portfolio and not to fund shares.

The views expressed in this report reflect those of the portfolio manager for the year ended May 31, 2009. The manager’s views are subject to change at any time based on the market and other conditions.

Performance Funds Trust

Portfolio Review
Performance Short Term Government Income Fund

The Performance Short Term Government Income Fund (the “Fund”) provided shareholders with a total return of 3.75% (Institutional Class), as compared to the Merrill Lynch 1-3 year U.S. Treasury/Agency Index1, which returned 5.24% for the twelve-month period ended May 31, 2009. In what was one of the most difficult investment environments in the history of the securities industry, our commitment to purchasing high quality securities in the portfolio paid off well for our shareholders. Most people consider funds that are classified as Government funds to be generally safe in nature. That wasn’t always the case this past year. Many funds that advertised themselves as Government in nature, had actually heavily invested in the subprime mortgage market. This led to substantial losses for many of these companies. The majority of these products were rated AAA by various rating agencies and were assumed to be of minimal risk. The major flaw in the creation of these products was the assumption that real estate prices would continue to rise. When this turned out not to be the case, the investments in these bonds proved catastrophic. Our investment philosophy at the Performance Funds was crucial in protecting our shareholders from these types of securities. For the majority of the past year, we have been invested in securities issued by Government Agencies. Toward the beginning of 2009, we began to slowly move some money into the corporate market due to the fact that spreads on these investments had become too attractive to ignore. Currently we have about 6% of the Fund in this area. All the bonds are rated at least AA by one of the major ratings agencies. As the markets have stabilized over the past few months, these have proven to be good investments for the shareholders. The Fund did under perform its stated benchmark due to the exceptional performance of Treasury securities during the past twelve-months. The index is mostly Treasury securities and the Fund was underweight this sector.

The Fund continues to hold high quality investments for its shareholders such as U.S. Treasury securities, U.S. Agency and Mortgage related securities, and high-grade corporate and municipal issues.

Signed,

Kelly J. Collins
Vice President
Trustmark Investment Advisors, Inc.

Past performance does not guarantee future results.

Bond funds will tend to experience smaller fluctuations in value than stock funds. However, investors in any bond fund should anticipate fluctuations in price, especially for longer-term issues and in environments of rising interest rates. U.S. Government guarantees apply only to the underlying securities of the Fund’s portfolio and not to fund shares.

[1]	The Merrill Lynch 1-3 Year U.S. Treasury/Agency Index (“Index”) is an unmanaged index comprised of U.S. Treasury issues, debt of U.S. Government agencies and corporate debt guaranteed by the U.S. Government. Maturities of the securities range from one to three years. The Index does not reflect the deduction of fees associated with a mutual fund such as investment management and accounting fees. The Fund’s performance reflects the deduction of fees for these services.

The views expressed in this report reflect those of the portfolio manager for the year ended May 31, 2009. The manager’s views are subject to change at any time based on the market and other conditions.

Performance Funds Trust
Short Term Government Income Fund
Performance (as of May 31, 2009)
(Unaudited)

Growth of a Hypothetical $1,000,000 Investment1

Average Annual Total Returns
	1 Year	5 Year	10 Year
Class A Shares — without Sales Charge	3.45%	3.29%	3.84%

Class A Shares — with Sales Charge*	0.32%	2.66%	3.52%

Institutional Class Shares	3.75%	3.49%	4.08%

Merrill Lynch 1-3 Year U.S. Treasury/Agency Index	5.24%	4.23%	4.75%

*	Reflects maximum sales charge of 3.00%.

In the prospectus dated October 1, 2008, the gross expense ratios for Class A Shares and Institutional Class Shares are 1.10% and 0.82%, respectively. The net expense ratio for Class A Shares is 1.00%. Investment performance for Class A Shares reflects voluntary fee waivers in effect at October 1, 2008, which may be discontinued at any time. Without these fee waivers, the performance would have been lower. There are no waivers in effect for Institutional Class Shares.

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please visit www.performancefunds.com.

[1]	The chart above represents a comparison of a hypothetical $1,000,000 investment and the reinvestment of dividends and capital gains in the indicated share class versus a similar investment in the Merrill Lynch 1-3 Year U.S. Treasury/Agency Index (“Index”), an unmanaged index comprised of U.S. Treasury issues, debt of U.S. Government agencies and corporate debt guaranteed by the U.S. Government. Maturities of the securities range from one to three years. The Index does not reflect the deduction of fees associated with a mutual fund such as investment management and accounting fees. The Fund’s performance reflects the deduction of fees for these services.

Investors cannot invest directly in an index although they can invest in the underlying securities.

Performance Funds Trust

Portfolio Review
Performance Intermediate Term Income Fund

For the twelve-month period ended May 31, 2009, the Performance Intermediate Term Income Fund (the “Fund”) returned 7.71%1 for the Institutional Class shareholders, as compared to the Merrill Lynch Government/Corporate Master Index2, which returned 4.04%. The Fund’s outperformance versus its benchmark for this period is primarily attributable to investors “flight to quality” in the midst of the financial crisis in the credit market. The Fund’s overweighting in governments/underweighting incorporates not only preserved, but enhanced shareholder value during this period. Institutional Class Share price, as measured by net asset value, rose from $10.26 on May 31, 2008 to $10.59 on May 31, 2009. The Fund’s objective is to seek total return with a bias towards current income, by investing primarily in U.S. Government and Agency securities. As prevailing market conditions merit, high quality corporate securities are also included in the purchase, and rotation of securities. This discipline strives to keep share price volatility to acceptable levels while maintaining a high degree of liquidity and versatility. While there is no maximum maturity for an individual issue, the Fund itself will normally have an average maturity between five and ten years.

For the last six months, the Mortgage-Backed Securities market was the best performing asset class returning 3.87% followed by Corporates 3.86%, U.S. Agencies 3.00%, and U.S. Treasuries –1.69%, Bond yields, as measured by the 30-year Treasury bond, for the last six months rose from 3.44% to 4.34%. Short-term yields, as measured by the 2-year Treasury note, fell from 0.99% to 0.92% on May 31, 2009. Thus, the spread between these bonds widened 97 basis points, reflecting investors’ expectations of rising inflation in the future. For the year ended May 31, 2009, U.S. Agencies returned 8.85%, U.S. Treasuries 7.51%, U.S. Mortgage-Backed Securities 5.26%, and Corporates 4.27%.

As the fiscal year ended, economic conditions had deteriorated to historical proportions as business capital investments and consumer spending (U.S. and abroad) declined steeply, further accelerating unemployment and reducing business/consumer confidence. In the U. S., gross domestic product (GDP) fell 5.70% on an annualized basis. The economic slowdown and seize-up in the credit markets, accompanied by a decline in inflation indexes, led to an easing of monetary policies in the U.S. & Europe as well as other industrialized and emerging countries. At the end of this reporting period, the Fed Funds rate is floating between zero and 0.25%.

Evidence of the financial system stabilizing is paramount to the timing and path of eventual economic recovery. While the unprecedented stimulus measures are expected to accelerate the recovery sooner than later, the housing market will remain a key component in whatever recovery both businesses and consumers experience.

Signed,

Robert H. Spaulding,
First Vice President
Trustmark Investment Advisors, Inc.

Past performance does not guarantee future results.

Bond funds will tend to experience smaller fluctuations in value than stock funds. However, investors in any bond fund should anticipate fluctuations in price, especially for longer-term issues and in environments of rising interest rates.

[1]	The total return set forth reflects a reduction of the Fund’s fees. Without the reduction of these fees, total return for the period would have been lower.

[2]	The Merrill Lynch Government /Corporation Master Index (“Index”) is an unmanaged index which is generally representative of the performance of corporate and U.S. Government bonds. The Index does not reflect the deduction of fees associated with a mutual fund such as investment management and accounting fees. The Fund’s performance reflects the deduction of fees for these services.

The views expressed in this report reflect those of the portfolio manager for the year ended May 31, 2009. The manager’s views are subject to change at any time based on the market and other conditions.

Performance Funds Trust
Intermediate Term Income Fund
Performance (as of May 31, 2009)
(Unaudited)

Growth of a Hypothetical $1,000,000 Investment1

Average Annual Total Returns
	1 Year	5 Year	10 Year
Class A Shares — without Sales Charge	7.51%	4.79%	5.36%

Class A Shares — with Sales Charge*	1.84%	3.66%	4.79%

Institutional Class Shares	7.71%	4.99%	5.59%

Merrill Lynch Gov’t./Corp. Master Index	4.04%	4.63%	5.77%

*	Reflects maximum sales charge of 5.25%.

In the prospectus dated October 1, 2008, the gross expense ratios for Class A Shares and Institutional Class Shares are 1.17% and 0.90%, respectively. The net expense ratios for Class A Shares and Institutional Class Shares are 1.03% and 0.86%, respectively. Investment performance reflects voluntary fee waivers in effect at October 1, 2008, which may be discontinued at any time. Without these fee waivers, the performance would have been lower.

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please visit www.performancefunds.com.

[1]	The chart above represents a comparison of a hypothetical $1,000,000 investment and the reinvestment of dividends and capital gains in the indicated share class versus a similar investment in the Merrill Lynch Government/Corporate Master Index (“Index”), an unmanaged index, which is generally representative of the performance of corporate and U.S. Government bonds. The Index does not reflect the deduction of fees associated with a mutual fund such as investment management and accounting fees. The Fund’s performance reflects the deduction of fees for these services.

Investors cannot invest directly in an index although they can invest in the underlying securities.

Performance Funds Trust

Portfolio Review
Performance Large Cap Equity Fund

For the twelve-months ended May 31, 2009, the Large Cap Equity Fund (the “Fund”) Institutional Class Shares fell –33.93%, slightly behind the S&P 500 Index1, which fell –32.55%. The Fund successfully weathered what proved to be a historically turbulent and volatile time both in the equity markets and the general economy. This particular twelve-month episode can be broken up into two distinct phases, which perfectly capture the volatile nature of this time period. The first phase, being the first nine months of the fiscal year until March 2009, saw most equity markets fall by half and some foreign equity markets 50% to 70%. The second phase, covering the final three months beginning in March, was characterized by a swift market rally on the order of nearly 40%.

As the financial crisis took hold of the markets and the global economic slowdown began, holdings in the Financials, Industrials, Materials, and Energy sectors declined the most for the Fund. Examples would include U.S. Bancorp, railroad operator CSX Corp., Smith International, and Cummins. A noticeable flight to safety was the prevailing theme as market participants sought the protective nature of Health Care, Utilities, and Consumer Staples stocks. Consequently, some of the top performing stocks for the Fund included low cost retailer Family Dollar Stores, auto parts retailer AutoZone, and beverage maker Anheuser Busch, which completed their merger with InBev in November.

This past fiscal year was marked by seismic shifts in the economic and market landscape with Freddie Mac and Fannie Mae being placed under government conservatorship, the bankruptcy of Lehman Brothers, the Fed lowering its target rate to effectively 0%, the failure of IndyMac Bank and government liquidity injections into AIG, General Motors, Citigroup, and a host of other financial institutions. Emphasizing high-quality companies with strong fundamentals served the Fund well during the first nine-month phase of this fiscal year, as it was able to sidestep much of the damage that occurred, particularly in the Financial sector. A failure to keep up with the market in the last three months of the fiscal year, however, caused the Fund to essentially have a market-like performance for the period as the second phase was comprised of a massive rally in the very same stocks that led the market lower for the first nine months; low-quality, high-risk stocks, which the Fund’s investment methodology typically avoids.

Listed below are the top ten equity holdings of the Fund as of May 31, 20092:

1.	Exxon Mobil	4.5%
2.	International Business Machine	3.5%
3.	Microsoft	3.2%
4.	Johnson & Johnson	3.1%
5.	Wal-Mart Stores	2.7%
6.	Coca-Cola	2.5%
7.	AT&T	2.4%
8.	McDonald’s Corp.	2.4%
9.	Oracle	2.3%
10.	Chevron Corp.	2.3%

Signed,

Douglas H. Ralston, CFA
President
Trustmark Investment Advisors, Inc.

Past performance does not guarantee future results.

Equity securities (stocks) are more volatile and carry more risk than other forms of investments, including investments in high-grade fixed income securities. The net asset value per share of this Fund will fluctuate as the value of the securities in the portfolio changes.

[1]	The Standard & Poor’s (“S&P”) 500 Stock Index is an unmanaged index that reflects the U.S. stock market as a whole. The index does not reflect expenses associated with a mutual fund such as investment management and accounting fees. The Fund’s performance reflects the deduction of fees for such services. Investors cannot invest directly in an index, although they can invest in the underlying securities.
[2]	Portfolio composition is subject to change. The ten largest equity holdings’ percentages are based upon net assets as of May 31, 2009.
The views expressed in this report reflect those of the portfolio manager for the year ended May 31, 2009. The manager’s views are subject to change at any time based on the market and other conditions.

Performance Funds Trust
Large Cap Equity Fund
Performance (as of May 31, 2009)
(Unaudited)

Growth of a Hypothetical $1,000,000 Investment1

Average Annual Total Returns
	1 Year	5 Year	10 Year
Class A Shares — without Sales Charge	–34.06%	–2.59%	–3.37%

Class A Shares — with Sales Charge*	–37.54%	–3.64%	–3.89%

Class B Shares — without Sales Charge	–34.53%	–3.33%	–3.95%

Class B Shares — with Sales Charge**	–37.79%	–3.50%	–3.95%

Institutional Class Shares	–33.93%	–2.41%	–3.16%

Standard & Poor’s 500 Index	–32.55%	–1.90%	–1.71%

*	Reflects maximum sales charge of 5.25%.
**	Reflects the applicable contingent deferred sales charge (“CDSC”), maximum of 5.00%.

In the prospectus dated October 1, 2008, the gross expense ratios for Class A Shares, Class B Shares, and Institutional Class Shares are 1.42%, 2.07% and 1.15%, respectively. The net expense ratio for Class A Shares is 1.32%. Investment performance for Class A Shares reflects voluntary fee waivers in effect at October 1, 2008, which may be discontinued at any time. Without these fee waivers, the performance would have been lower. There are no waivers in effect for Class B Shares or Institutional Class Shares.

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please visit www.performancefunds.com.

[1]	The chart above represents a comparison of a hypothetical $1,000,000 investment and the reinvestment of dividends and capital gains in the indicated share class versus a similar investment in the Standard & Poor’s 500 Index (“Index”), which represents the U.S. stock market as a whole. The Index is unmanaged, and does not reflect the deduction of fees associated with a mutual fund such as investment management and accounting fees. The Fund’s performance reflects the deduction of fees for these services.

Investors cannot invest directly in an index although they can invest in the underlying securities.

Performance Funds Trust

Portfolio Review
Performance Mid Cap Equity Fund

For the twelve-months ended May 31, 2009, the Mid Cap Equity Fund’s (the “Fund”) Institutional Class Shares fell –46.47% compared to the Standard & Poor’s MidCap 400 Stock Index1 which lost –33.50%. The Fund failed to avoid the fallout from the global economic slowdown as numerous holdings relating to commodities and manufacturing plummeted as global consumption all but ground to a halt. The Fund’s performance benefited from the avoidance of the severe downturn in the Financials sector as well as holdings in the traditionally less volatile Consumer Staples and Health Care sectors.

After being two of the best performing sectors for the Fund’s previous fiscal year, the Energy and Materials sectors were the biggest detractors of value for the Fund this fiscal year. Companies such as Cliffs Natural Resources, Superior Energy, Denbury Resources, and Plains Exploration & Production were hurt by the collapse in commodity prices, particularly a peak to trough decline in oil prices of 75% and a 52% decline in steel prices. As one would expect, the traditionally defensive sectors of Consumer Staples and Health Care held up relatively well during this period of economic strain, with low-cost retailer Dollar Tree and movie rental company Netflix performing particularly well for the Fund.

Volatility was the main theme for the fiscal year, and it affected equity markets across the globe. The Chicago Board Options Exchange CBOE Volatility Index spiked to all-time high levels in October, in tandem with the crescendo of the financial crisis as investors rushed to sell all sources of perceived risk in favor of less risky and less volatile asset classes such as government bonds and cash. As institutional and individual investors sold holdings to reduce risk, selling pressure occurred across all market sectors and nearly all asset classes, creating a very challenging investment setting. The Fund continues to underweight the Financial sector as the success of the various Government programs implemented over the last twelve-months remains in question, and the balance of risks and reward do not appear tilted in the shareholders’ favor.

Listed below are the top ten equity holdings of the Fund as of May 31, 20092:

1.	Ross Stores	3.0%
2.	Sybase	2.5%
3.	Church & Dwight	2.2%
4.	McAfee Inc.	2.2%
5.	Dollar Tree	2.1%
6.	Southwestern Energy	1.9%
7.	Vertex Pharmaceuticals	1.9%
8.	Roper Industries	1.9%
9.	Advance Auto Parts	1.8%
10.	Edwards Lifesciences Corp.	1.7%

Signed,

Douglas H. Ralston, CFA
President
Trustmark Investment Advisors, Inc.

Past performance does not guarantee future results.

Equity securities (stocks) are more volatile and carry more risk than other forms of investments, including investments in high-grade fixed income securities. The net asset value per share of this Fund will fluctuate as the value of the securities in the portfolio changes.

[1]	The Standard & Poor’s MidCap 400 Stock Index (“Index”) is an unmanaged index that reflects the U.S. stock market as a whole. The Index does not reflect the expenses associated with a mutual fund such as investment management and accounting fees. The Fund’s performance reflects the deduction of fees for such services. Investors cannot invest directly in an index, although they can invest in the underlying securities.

[2]	Portfolio composition is subject to change. The ten largest equity holdings’ percentages are based upon net assets as of May 31, 2009.

The views expressed in this report reflect those of the portfolio manager for the year ended May 31, 2009. The manager’s views are subject to change at any time based on the market and other conditions.

Performance Funds Trust
Mid Cap Equity Fund
Performance (as of May 31, 2009)
(Unaudited)

Growth of a Hypothetical $1,000,000 Investment1

Average Annual Total Returns
	1 Year	5 Year	10 Year
Class A Shares — without Sales Charge	–46.57%	–3.27%	1.41%

Class A Shares — with Sales Charge*	–49.39%	–4.31%	0.86%

Class B Shares — without Sales Charge	–46.95%	–4.00%	0.78%

Class B Shares — with Sales Charge**	–49.42%	–4.19%	0.78%

Institutional Class Shares	–46.47%	–3.10%	1.63%

Standard & Poor’s MidCap 400 Index	–33.50%	0.69%	5.10%

*	Reflects maximum sales charge of 5.25%.
**	Reflects the applicable contingent deferred sales charge (“CDSC”), maximum of 5.00%.

In the prospectus dated October 1, 2008, the gross expense ratios for Class A Shares, Class B Shares, and Institutional Class Shares are 1.50%, 2.15% and 1.23%, respectively. The net expense ratio for Class A Shares is 1.40%. Investment performance for Class A Shares reflects voluntary fee waivers in effect at October 1, 2008, which may be discontinued at any time. Without these fee waivers, the performance would have been lower. There are no waivers in effect for Class B Shares or Institutional Class Shares.

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please visit www.performancefunds.com.

[1]	The chart above represents a comparison of a hypothetical $1,000,000 investment and the reinvestment of dividends and capital gains in the indicated share class versus a similar investment in the Standard & Poor’s 400 Index (“Index”), which is a capitalization weighted index which measures the performance of the mid-range sector of the U.S. stock market where the median market capitalization is approximately $700 million. The Index is unmanaged, and does not reflect the deduction of fees associated with a mutual fund such as investment management and accounting fees. The Fund’s performance reflects the deduction of fees for these services.

Investors cannot invest directly in an index although they can invest in the underlying securities.

Performance Funds Trust

Portfolio Review
Performance Leaders Equity Fund

For the twelve-months ended May 31, 2009, the Leaders Equity Fund’s (the “Fund”) Institutional Class Shares fell –46.24%1, more than the return of both the Russell 1000 Index2 benchmark of –32.95% and the Russell 1000 Growth Index3 of –30.71%. Despite avoiding the calamity within the Financials sector, the Fund was not able to avoid the effects of collapsing commodity prices and global industrial demand.

Energy, Materials, and Industrials proved to be the biggest detractors of value for the Fund. The fiscal year saw most major commodity prices fall, specifically a peak to trough decline in oil of 75%, and also a complete collapse in stocks involved in any aspect of the global industrial production process. Fertilizer component manufacturer Terra Industries, utilities infrastructure contractor Quanta Services, and railroad operator Kansas City Southern were particularly hard hit. The stocks that benefited the Fund the most were all involved in providing services that shine even during economic downturns. For example, discount online travel service priceline.com, low cost retailer Family Dollar Stores, and food producer Lancaster Colony proved defensive in nature as consumers continued to purchase their goods and services despite the prevailing economic environment.

Interestingly, in these pages last fiscal year, we noted that during periods of extreme market volatility, the multifactor model approach employed by the Fund could cause it to experience wide swings in performance since volatile periods in the equity market often coincide with significant changes in stock market leadership. Since this Fund seeks to own the leading companies, these periods of heightened volatility and leadership changes can provide a bumpy ride. This phenomenon is precisely what occurred over the last fiscal year. The Fund succeeded in avoiding the stocks that led the market lower during the first nine months of this period, but failed to quickly identify the stocks that led in the market higher in the bounce that occurred during the final three months of the fiscal year. Going forward, it is still not certain which stocks and sectors will emerge as the next market leader, but we will continue to rigorously focus on companies with strong earnings growth and appreciation potential for the near-term.

Listed below are the top ten equity holdings of the Fund as of May 31, 20094:

1.	Southwestern Energy	5.0%
2.	priceline.com	4.6%
3.	Lancaster Colony Corp.	4.3%
4.	Edwards Lifesciences Corp.	4.1%
5.	Tellabs	4.1%
6.	McDonald’s Corp.	4.1%
7.	W.W. Grainger	4.0%
8.	Amazon.com	4.0%
9.	Schering-Plough Corp.	4.0%
10.	International Business Machine	3.9%

Signed,

Douglas H. Ralston, CFA
President
Trustmark Investment Advisors, Inc.

Past performance does not guarantee future results.

Equity securities (stocks) are more volatile and carry more risk than other forms of investments, including investments in high-grade fixed income securities. The net asset value per share of this Fund will fluctuate as the value of the securities in the portfolio changes.

[1]	The total return set forth reflects a reduction of the Fund’s fees. Without the reduction of these fees, total return for the period would have been lower.

[2]	The Russell 1000 Index is an unmanaged capitalization weighted index which measures the performance of the 1,000 largest companies based on total market capitalization.

[3]	The Russell 1000 Growth Index is an unmanaged index comprised of the securities in the Russell 1000 Index with a greater-than-average growth orientation.

The performance of the indices does not reflect the expenses associated with a mutual fund such as investment management and accounting fees. The Fund’s performance reflects the deduction of fees for such services. Investors cannot invest directly in an index, although they can invest in the underlying securities.

[4]	Portfolio composition is subject to change. The ten largest equity holdings’ percentages are based upon net assets as of May 31, 2009.

The views expressed in this report reflect those of the portfolio manager for the year ended May 31, 2009. The manager’s views are subject to change at any time based on the market and other conditions.

Performance Funds Trust
Leaders Equity Fund
Performance (as of May 31, 2009)
(Unaudited)

Growth of a Hypothetical $1,000,000 Investment1

Average Annual Total Returns
	1 Year	5 Year	Inception#
Class A Shares — without Sales Charge	–46.32%	–4.43%	–5.78%

Class A Shares — with Sales Charge*	–49.13%	–5.45%	–6.36%

Class B Shares — without Sales Charge	–46.75%	–5.14%	–6.44%

Class B Shares — with Sales Charge**	–49.41%	–5.45%	–6.44%

Institutional Class Shares	–46.24%	–4.19%	–5.56%

Russell 1000 Index	–32.95%	–1.55%	–3.61%

Russell 1000 Growth Index	–30.71%	–1.80%	–7.80%

*	Reflects maximum sales charge of 5.25%.
**	Reflects the applicable contingent deferred sales charge (“CDSC”), maximum of 5.00%.
#	Inception date of the Leaders Equity Fund is September 1, 2000.

In the prospectus dated October 1, 2008, the gross expense ratios for Class A Shares, Class B Shares, and Institutional Class Shares are 1.78%, 2.43% and 1.51%, respectively. The net expense ratios for Class A Shares, Class B Shares, and Institutional Class Shares are 1.51%, 2.26%, and 1.26%, respectively. Investment performance reflects contractual fee waivers in effect from October 1, 2008 through September 30, 2009. Without these fee waivers, the performance would have been lower.

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please visit www.performancefunds.com.

[1]	The chart above represents a comparison of a hypothetical $1,000,000 investment and the reinvestment of dividends and capital gains in the indicated share class versus a similar investment in the Russell 1000 Index (“Index”) and the Russell 1000 Growth Index (“Growth Index”). The Index is an unmanaged capitalization weighted index which measures the performance of the 1,000 largest companies based on total market capitalization. The Growth Index is an unmanaged capitalization weighted index containing those securities of the underlying Russell 100 Index with a greater than average growth orientation. Companies in this index tend to exhibit higher price-to-book and price-to-earnings ratios, lower dividend yields and higher growth rates. The Indices are unmanaged, and do not reflect the deduction of fees associated with a mutual fund such as investment management and accounting fees. The Fund’s performance reflects the deduction of fees for these services.

Investors cannot invest directly in an index although they can invest in the underlying securities.

Performance Funds Trust

Portfolio Review
Performance Strategic Dividend Fund

Following the historic equity market declines during the second half of 2008, the broad market began to show signs of a recovery during early 2009. Equity markets began to rebound in March of this year as the financial crisis looked to be easing and global economic indicators showed slowing signs of decline and some signs of an upturn. Despite this recovery, equity markets produced negative returns across all economic sectors for the one-year period ended May 31, 2009. During that period, the Strategic Dividend Equity Fund (the “Fund”) also produced negative returns, but outperformed both the S&P 500 Index1 and the Fund’s Dow Jones Select Dividend Index2 benchmark, as the Fund declined –30.84%3, the S&P 500 Index fell –32.55%, and the Dow Jones Select Dividend Index declined –34.53%. In addition, the Fund remains ahead of both the S&P 500 Index and the Dow Jones Select Dividend Index since its November 2004 inception, having produced an annualized return of –1.22% versus a return of –3.07% for the S&P 500 Index and –6.69% for the Dow Jones Select Dividend Index.

Sector allocation contributed to the outperformance over the last twelve-months versus the broad market, but was less significant than in prior periods as declines impacted all sectors. However, the Fund benefited from its underweight of the Financial sector, which produced the largest declines during late 2008, and its relative overweight Materials sector, which has generated superior relative returns during 2009. In light of continued economic concerns as 2009 progresses, the Fund will continue to focus on those companies that emphasize dividends and growth in dividends, as we believe these companies posses superior balance sheets and provide a potential source of investor income.

Listed below are the top ten equity holdings of the Fund at May 31, 20094:

1.	Enterprise Products Partners	3.1%
2.	J.P. Morgan Chase	3.1%
3.	Schlumberger Ltd.	3.1%
4.	Diamond Offshore Drilling	2.7%
5.	McDonalds Corp.	2.7%
6.	Union Pacific Corp.	2.6%
7.	Burlington Northern	2.6%
8.	Kimberly Clark Corp.	2.6%
9.	Kraft Foods	2.5%
10.	OG&E Energy Corp.	2.5%

Signed,

L. Farrell Crane, Jr.
Director of Research
Orleans Capital Management

Past performance does not guarantee future results.

Equity securities (stocks) are more volatile and carry more risk than other forms of investments, including investments in high-grade fixed income securities. The net asset value per share of this Fund will fluctuate as the value of the securities in the portfolio changes.

[1]	The Standard & Poor’s (“S&P”) 500 Stock Index is an unmanaged index that reflects the U.S. stock market as a whole. The performance of the index does not reflect the expenses associated with a mutual fund such as investment management and accounting fees. The Fund’s performance reflects the deduction of fees for such services. Investors cannot invest directly in an index, although they can invest in the underlying securities.

[2]	The Dow Jones Select Dividend Index is an unmanaged index comprised of securities which have an annual average daily dollar trading volume of more than $1.5 million. The performance of this index does not reflect the expenses associated with a mutual fund such as investment management and accounting fees. The Fund’s performance reflects the deduction of fees for such services. Investors cannot invest directly in an index, although they can invest in the underlying securities.

[3]	The total return set forth reflects a reduction of a portion of the Fund’s fees. Without the reduction of these fees, total return for the period would have been lower.

[4]	Portfolio composition is subject to change. The ten largest equity holdings’ percentages are based upon net assets as of May 31, 2009.

The views expressed in this report reflect those of the portfolio manager for the year ended May 31, 2009. The manager’s views are subject to change at any time based on the market and other conditions.

Performance Funds Trust
Strategic Dividend Fund
Performance (as of May 31, 2009)
(Unaudited)

Growth of a Hypothetical $1,000,000 Investment1

Average Annual Total Returns
	1 Year	Inception#
Class A Shares — without Sales Charge	–31.02%	–1.44%

Class A Shares — with Sales Charge*	–34.67%	–2.60%

Institutional Class Shares	–30.84%	–1.22%

Dow Jones Select Dividend Index	–34.53%	–6.69%

*	Reflects maximum sales charge of 5.25%.
#	Inception date of the Strategic Dividend Fund is November 9, 2004.

In the prospectus dated October 1, 2008, the gross expense ratios for Class A Shares and Institutional Class Shares are 1.49% and 1.22%, respectively. The net expense ratios for Class A Shares and Institutional Class Shares are 1.25% and 1.00%, respectively. Investment performance reflects contractual fee waivers in effect from October 1, 2008 through September 30, 2009. Without these fee waivers, the performance would have been lower.

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please visit www.performancefunds.com.

[1]	The chart above represents a comparison of a hypothetical $1,000,000 investment and the reinvestment of dividends and capital gains in the indicated share class versus a similar investment in the Dow Jones Select Dividend Index (“Index”). The Index is comprised of securities which have an annual average daily dollar trading volume of more than $1.5 million. The Index is unmanaged, and does not reflect the deduction of fees associated with a mutual fund such as investment management and accounting fees. The Fund’s performance reflects the deduction of fees for these services.

Investors cannot invest directly in an index although they can invest in the underlying securities.

Performance Funds Trust
The Money Market Fund
Schedule of Portfolio Investments
May 31, 2009

Principal
Amount	Security Description	Value

Certificates of Deposit — 4.2%
$30,000,000	Bank of America Corporation, 0.25%, 6/11/09	$30,000,000

Total Certificates of Deposit		30,000,000

U.S. Government Agency Securities — 85.9%
Federal Home Loan Bank — 58.0%
60,000,000	0.14%†, 6/2/09	59,999,550
10,000,000	5.13%, 6/4/09	10,003,753
25,000,000	0.16%†, 6/12/09	24,998,701
10,000,000	5.25%, 6/12/09	10,013,954
20,000,000	0.23%†, 7/1/09	19,996,167
25,000,000	0.19%†, 8/4/09	24,991,556
10,000,000	2.65%, 8/7/09	10,034,488
25,000,000	0.24%*, 8/21/09	24,993,761
15,000,000	1.29%*, 9/10/09	15,027,129
15,000,000	1.13%*, 10/5/09	15,022,135
20,000,000	0.84%*, 1/13/10	19,998,386
20,000,000	0.73%*, 2/5/10	20,000,000
40,240,000	0.79%*, 2/19/10	40,277,813
25,000,000	0.82%*, 2/23/10	25,000,000
20,000,000	0.85%*, 3/11/10	20,001,571
10,000,000	0.91%*, 3/11/10	10,000,000
10,000,000	1.10%, 3/11/10	9,998,449
20,000,000	2.75%, 3/12/10	20,287,119
20,000,000	0.84%*, 3/19/10	20,000,000
10,000,000	0.65%, 4/29/10	9,999,272

		410,643,804

Federal Home Loan Mortgage Corporation — 14.1%
25,000,000	0.14%†, 6/22/09	24,997,958
25,000,000	0.26%*, 10/19/09	24,983,049
10,000,000	2.68%, 11/16/09	10,076,252
5,000,000	1.15%, 12/23/09	5,000,000
15,000,000	0.82%*, 2/9/10	15,000,000
10,000,000	1.25%, 3/9/10	10,000,000
10,000,000	1.35%, 3/23/10	10,000,000

		100,057,259

Federal National Mortgage Association — 13.8%
15,000,000	0.15%†, 6/15/09	14,999,067
40,000,000	0.17%†, 6/24/09	39,995,656
12,000,000	0.21%†, 7/28/09	11,996,010
30,000,000	0.91%*, 7/28/09	30,022,090

		97,012,823

Total U.S. Government Agency Securities		607,713,886

Commercial Paper — 7.8%
Beverages — 2.1%
$15,000,000	Coca-Cola Company, 0.22%†, 6/23/09	14,997,892

Financial Services — 1.4%
10,000,000	General Electric Capital Corporation, 0.24%†, 6/24/09	9,998,403

Healthcare-Products — 4.3%
30,000,000	Abbott Laboratories, 0.17%†, 7/6/09	29,995,041

Total Commercial Paper		54,991,336

Repurchase Agreements — 2.0%
13,954,949	Bank of America Securities, 0.15%, 6/1/09, with a maturity value of $13,955,124 (fully collateralized by Federal National Mortgage Association, 1.38% due 4/28/11, with a value of $14,234,048)	13,954,949

Total Repurchase Agreements		13,954,949

Total Investments (Amortized cost $706,660,171) — 99.9%		706,660,171
Other assets in excess of liabilities — 0.1%		811,845

NET ASSETS — 100.0%		$707,472,016

†	Discount Note. Rate represents effective yield at May 31, 2009.

*	Variable or Floating Rate Security. Rate disclosed is as of May 31, 2009.

See notes to financial statements.

Performance Funds Trust
The U.S. Treasury Money Market Fund
Schedule of Portfolio Investments
May 31, 2009

Shares/
Principal
Amount	Security Description	Value

U.S. Treasury Obligations — 96.9%
U.S. Treasury Bills — 96.9%
$12,000,000	0.09%†, 6/4/09	$11,999,880
11,000,000	0.16%, 6/11/09	10,999,461
4,000,000	0.10%, 6/24/09	3,999,744
30,000,000	0.12%, 7/2/09	29,996,831
3,000,000	0.14%, 7/9/09	2,999,541
27,500,000	0.22%, 8/6/09	27,489,018
19,000,000	0.33%, 8/20/09	18,986,278
6,000,000	0.45%, 8/27/09	5,993,475

Total U.S. Treasury Obligations		112,464,228

Investment Companies — 3.1%
3,543,726	Federated US Treasury Cash Reserve Fund, 0.01%(a)	3,543,726
41,209	Goldman Sachs Financial Square Treasury Instrument Fund, 0.02%(a)	41,209

Total Investment Companies		3,584,935

Total Investments (Amortized cost $116,049,163) — 100.0%		116,049,163
Liabilities in excess of other assets — 0.0%		(42,160)

NET ASSETS — 100.0%		$116,007,003

(a)	Rate reflects the 7 day effective yield at May 31, 2009.

†	Discount Notes. Rate represents effective yield at May 31, 2009.

See notes to financial statements.

Performance Funds Trust
The Short Term Government Income Fund
Schedule of Portfolio Investments
May 31, 2009

Principal
Amount	Security Description	Value

U.S. Government Agency Securities — 92.8%
Federal Farm Credit Bank — 3.6%
$3,000,000	2.75%, 5/6/14	$2,960,310

Federal Home Loan Bank — 60.4%
21,500,000	0.10%†, 6/5/09	21,499,702
3,000,000	5.25%, 6/12/09	3,004,661
2,000,000	5.25%, 9/11/09	2,026,832
3,000,000	5.00%, 9/18/09	3,040,659
2,000,000	5.00%, 10/2/09	2,030,928
2,500,000	4.25%, 11/20/09	2,543,515
2,500,000	5.00%, 12/11/09	2,558,293
3,825,000	4.88%, 3/12/10	3,951,542
2,200,000	5.25%, 6/11/10	2,303,118
2,000,000	4.38%, 10/22/10	2,095,214
4,000,000	5.00%, 9/14/12	4,367,184

		49,421,648

Federal Home Loan Mortgage Corporation — 11.1%
2,000,000	4.88%, 2/9/10	2,058,698
2,000,000	4.00%, 7/28/11	2,009,474
2,500,000	3.25%, 2/18/14	2,496,090
2,500,000	2.75%, 4/29/14	2,469,955

		9,034,217

Federal National Mortgage Association — 16.4%
4,000,000	4.20%, 6/8/09	4,003,129
2,000,000	5.38%, 8/15/09	2,020,958
2,000,000	4.63%, 12/15/09	2,043,554
1,200,000	4.63%, 6/1/10	1,245,214
1,500,000	3.55%, 6/16/10	1,501,956
2,500,000	3.63%, 8/15/11	2,630,005

		13,444,816

Government National Mortgage Association — 1.3%
318,368	3.25%, 6/16/27, Series 2004-26 HD	318,973
738,241	3.47%, 4/20/34, Series 2004-22 BK	748,354

		1,067,327

Total U.S. Government Agency Securities		75,928,318

Corporate Bonds — 6.8%
Financial Services — 3.2%
1,475,000	Wachovia Corporation, 5.70%, 8/1/13	1,514,871
1,100,000	General Electric Capital Corporation, 5.25%, 10/19/12	1,114,037

		2,628,908

Insurance — 3.6%
1,495,000	MetLife Global Funding I, 5.13%, 4/10/13	1,475,838
1,500,000	Protective Life Secured Trust, 4.00%, 4/1/11	1,484,277

		2,960,115

Total Corporate Bonds		5,589,023

Investment Companies — 1.6%
1,292,210	Performance Money Market Fund, Institutional Class, 0.05%(a)(b)	1,292,210

Total Investment Companies		1,292,210

Total Investments (Cost $81,624,026) — 101.2%		82,809,551
Liabilities in excess of other assets — (1.2)%		(993,859)

NET ASSETS — 100.0%		$81,815,692

(a)	Investment in affiliate.

(b)	Rate reflects the 7 day effective yield at May 31, 2009.

†	Discount Note. Rate represents effective yield at May 31, 2009.

See notes to financial statements.

Performance Funds Trust
The Intermediate Term Income Fund
Schedule of Portfolio Investments
May 31, 2009

Principal
Amount	Security Description	Value

U.S. Government Agency Securities — 72.7%
Federal Farm Credit Bank — 5.0%
$1,000,000	5.30%, 10/25/17	$1,067,511
2,000,000	5.30%, 4/6/20	2,084,672

		3,152,183

Federal Home Loan Bank — 8.5%
2,000,000	5.38%, 8/19/11	2,170,302
2,000,000	5.25%, 6/18/14	2,213,766
1,000,000	5.38%, 5/15/19	1,038,827

		5,422,895

Federal Home Loan Mortgage Corporation — 16.3%
1,000,000	5.13%, 4/18/11	1,074,204
1,343,382	4.50%, 2/15/15, Series 2658 PD	1,359,862
1,519,655	4.50%, 7/15/15, Series 2633 PC	1,544,530
1,000,000	5.50%, 7/18/16	1,107,816
2,000,000	5.00%, 4/15/34, Series 2780 TG	2,027,514
1,000,000	5.00%, 5/15/34, Series 2922 QE	1,051,369
2,000,000	5.00%, 2/15/36, Series 3113 QE	2,049,817

		10,215,112

Federal National Mortgage Association — 14.6%
1,000,000	5.05%, 2/7/11	1,066,175
1,000,000	5.00%, 4/15/15	1,105,377
1,000,000	4.00%, 11/25/18, Series 2003-112 AN	1,004,326
146,897	7.00%, 4/1/20, Pool #253299	160,660
48,864	7.50%, 9/1/29, Pool #252717	53,981
584,908	4.00%, 12/25/29, Series 2003-27 EC	593,459
3,000,000	5.00%, 8/25/30, Series 2003-54 PE	3,143,308
2,000,000	5.50%, 12/25/34, Series 2004-96 QD	2,040,987

		9,168,273

Government National Mortgage Association — 18.4%
1,328	9.00%, 3/15/20, Pool #271741	1,441
115,968	7.00%, 10/15/29, Pool #510559	126,590
53,343	7.50%, 10/15/29, Pool #510534	58,414
175,357	8.00%, 2/15/30, Pool #529127	197,867
2,000,000	5.50%, 4/20/30, Series 2003-86 QD	2,048,946
3,800,000	5.00%, 2/16/34, Series 2004-11 QG	3,837,248
2,000,000	5.50%, 3/20/34, Series 2004-27 QD	2,102,093
3,121,532	5.50%, 8/15/35, Pool #644568	3,241,321

		11,613,920

Tennessee Valley Authority — 9.9%
2,000,000	7.14%, 5/23/12	2,288,644
3,500,000	6.00%, 3/15/13	3,965,839

		6,254,483

Total U.S. Government Agency Securities		45,826,866

U.S. Treasury Notes — 10.3%
500,000	4.00%, 4/15/10	515,547
1,000,000	4.38%, 12/15/10	1,055,781
1,000,000	4.88%, 7/31/11	1,083,750
1,000,000	4.75%, 5/15/14	1,113,125
500,000	4.13%, 5/15/15	539,414
1,000,000	5.13%, 5/15/16	1,132,891
1,000,000	4.50%, 5/15/17	1,092,266

Total U.S. Treasury Notes		6,532,774

U.S. Treasury Strips — 1.3%
1,800,000	5.05%, 11/15/26(a)	814,468

Total U.S. Treasury Strips		814,468

Corporate Bonds — 15.2%
Chemicals — 0.4%
250,000	Air Products & Chemicals, Inc., 6.24%, 1/13/10	253,608

Consumer Goods & Services — 3.8%
1,000,000	Campbell Soup Company, 6.75%, 2/15/11	1,087,773
1,000,000	Coca-Cola Enterprises, 7.13%, 9/30/09	1,017,089
250,000	Kimberly Clark Corporation, 6.88%, 2/15/14	278,234

		2,383,096

Financial Services — 4.8%
500,000	Bankers Trust Corporation, 7.50%, 11/15/15	476,402
500,000	Caterpillar Financial Services, 6.13%, 2/17/14	515,938
650,000	General Electric Capital Corporation, 6.90%, 9/15/15	658,949
500,000	General Electric Capital Corporation, 6.75%, 3/15/32	446,816
500,000	ITT Hartford Corporation, 7.30%, 11/1/15	433,200

See notes to financial statements.

Performance Funds Trust
The Intermediate Term Income Fund
Schedule of Portfolio Investments (continued)
May 31, 2009

Shares/
Principal
Amount	Security Description	Value

Corporate Bonds (continued)
Financial Services (continued)

$500,000	JPMorgan Chase & Company, 6.00%, 1/15/18	$497,638

		3,028,943

Industrials — 1.7%
1,000,000	Emerson Electric Company, 7.13%, 8/15/10	1,061,099

Insurance — 0.8%
500,000	MetLife, Inc., 6.82%, 8/15/18	503,221

Railroads — 1.6%
1,000,000	Union Tank Car Company, 6.79%, 5/1/10	1,037,685

Telecommunications — 1.6%
500,000	AT&T, Inc., 5.60%, 5/15/18	506,405
296,000	Pacific Bell Telephone, 6.63%, 10/15/34	271,977
250,000	Southwestern Bell Telephone Company, 7.20%, 10/15/26	245,901

		1,024,283

Utilities — 0.5%
250,000	Northern States Power Company, 7.13%, 7/1/25	282,012

Total Corporate Bonds		9,573,947

Investment Companies — 0.0%
12,784	Performance Money Market Fund, Institutional Class, 0.05%(b)(c)	12,784

Total Investment Companies		12,784

Total Investments (Cost $58,815,797) — 99.5%		62,760,839
Other assets in excess of liabilities — 0.5%		287,452

NET ASSETS — 100.0%		$63,048,291

(a)	Rate reflects the effective yield at purchase. Principal only security.

(b)	Investment in affiliate.

(c)	Rate reflects the 7 day effective yield at May 31, 2009.

See notes to financial statements.

Performance Funds Trust
The Large Cap Equity Fund
Schedule of Portfolio Investments
May 31, 2009

Shares	Security Description	Value

Common Stocks — 95.5%
Aerospace/Defense — 3.7%
6,500	Lockheed Martin Corporation	$543,985
9,700	Raytheon Company	433,105
13,000	United Technologies Corporation	683,930

		1,661,020

Chemicals — 1.4%
5,000	Monsanto Company	410,750
4,000	Sigma-Aldrich Corporation	193,840

		604,590

Consumer Goods & Services — 12.3%
6,000	3M Company	342,600
3,000	Ball Corporation	119,400
22,800	Coca-Cola Company	1,120,848
8,400	Colgate-Palmolive Company	553,980
6,000	General Mills, Inc.	307,080
6,000	H.J. Heinz Company	219,480
15,000	Kraft Foods, Inc.	391,650
4,500	Molson Coors Brewing Company	198,225
11,400	NIKE, Inc., Class B	650,370
16,100	PepsiCo, Inc.	838,005
15,200	Procter & Gamble Company	789,488

		5,531,126

Diversified — 1.2%
3,000	Cooper Industries, Ltd., Class A	98,460
7,300	Danaher Corporation	440,555

		539,015

Entertainment — 1.2%
22,000	The Walt Disney Company	532,840

Financial Services — 6.1%
4,000	Equifax, Inc.	108,880
6,000	Fiserv, Inc.(a)	254,160
23,000	JPMorgan Chase & Company	848,700
9,000	Morgan Stanley	272,880
5,100	Northern Trust Corporation	294,015
26,000	The Charles Schwab Corporation	457,600
3,500	The Goldman Sachs Group, Inc.	505,995

		2,742,230

Health Care — 12.9%
14,400	Abbott Laboratories	648,864
3,000	AmerisourceBergen Corporation	111,300
10,600	Baxter International, Inc.	542,614
7,300	Becton, Dickinson & Company	494,064
21,000	Bristol-Myers Squibb Company	418,320
7,000	Celgene Corporation(a)	295,680
5,000	Express Scripts, Inc.(a)	320,250
14,800	Gilead Sciences, Inc.(a)	637,880
25,600	Johnson & Johnson	1,412,096
6,000	Medco Health Solutions, Inc.(a)	275,340
8,000	Mylan, Inc.(a)	105,680
26,000	Pfizer, Inc.	394,940
3,000	Quest Diagnostics, Inc.	156,660

		5,813,688

Industrials — 0.3%
2,000	Flowserve Corporation	147,300

Insurance — 0.6%
7,000	Aon Corporation	252,000

Oil & Gas — 12.4%
5,000	Anadarko Petroleum Corporation	238,900
3,000	Apache Corporation	252,780
4,000	Cameron International Corporation(a)	124,920
15,400	Chevron Corporation	1,026,718
3,000	EOG Resources, Inc.	219,570
29,000	Exxon Mobil Corporation	2,011,150
4,000	Hess Corporation	266,360
3,000	Noble Energy, Inc.	178,440
9,800	Occidental Petroleum Corporation	657,678
6,000	Praxair, Inc.	439,200
4,000	Southwestern Energy Company(a)	173,880

		5,589,596

Railroads — 0.6%
3,500	Burlington Northern Santa Fe Corporation	253,540

Retail — 12.0%
1,500	AutoZone, Inc.(a)	228,225
6,000	Bed Bath & Beyond, Inc.(a)	168,660
5,000	Best Buy Company, Inc.	175,500
18,000	CVS Caremark Corporation	536,400
5,000	Family Dollar Stores, Inc.	151,350
3,000	Fastenal Company	99,660
18,000	McDonald’s Corporation	1,061,820
9,000	Staples, Inc.	184,050
9,000	The Gap, Inc.	160,650
20,000	The Home Depot, Inc.	463,200
3,000	The Sherwin-Williams Company	158,400
8,000	TJX Companies, Inc.	236,080
24,000	Wal-Mart Stores, Inc.	1,193,760

See notes to financial statements.

Performance Funds Trust
The Large Cap Equity Fund
Schedule of Portfolio Investments (continued)
May 31, 2009

Shares	Security Description	Value

Common Stocks (continued)
Retail (continued)

11,500	Walgreen Company	$342,585
8,400	Yum! Brands, Inc.	290,892

		5,451,232

Services — 0.5%
6,000	Sysco Corporation	143,760
1,000	W.W. Grainger, Inc.	78,830

		222,590

Software — 0.3%
4,000	BMC Software, Inc.(a)	136,400

Technology — 16.8%
2,000	Affiliated Computer Services, Inc., Class A(a)	89,880
6,000	Apple, Inc.(a)	814,860
5,000	Cognizant Technology Solutions Corporation., Class A(a)	125,950
1,700	Google, Inc. Class A(a)	709,291
29,200	Hewlett-Packard Company	1,003,020
36,400	Intel Corporation	572,208
14,900	International Business Machines Corporation	1,583,572
68,100	Microsoft Corporation	1,422,609
52,600	Oracle Corporation	1,030,434
14,000	Symantec Corporation(a)	218,260

		7,570,084

Telecommunications — 8.8%
44,000	AT&T, Inc.	1,090,760
3,000	CenturyTel, Inc.	92,550
38,500	Cisco Systems, Inc.(a)	712,250
4,000	Embarq Corporation	168,080
745	Harris Stratex Networks, Inc. Class A	3,555
23,000	QUALCOMM, Inc.	1,002,570
43,000	Qwest Communications International, Inc.	187,480
6,000	Time Warner Cable, Inc. Class A	184,740
17,800	Verizon Communications, Inc.	520,828

		3,962,813

Transportation — 1.0%
9,000	United Parcel Service, Inc. Class B	460,260

Utilities — 3.4%
14,000	Duke Energy Corporation	198,100
2,600	Entergy Corporation	193,856
9,000	Exelon Corporation	432,090
5,000	FPL Group, Inc.	282,650
9,700	Sempra Energy	443,096

		1,549,792

Total Common Stocks		43,020,116

Investment Companies — 4.3%
1,956,998	Performance Money Market Fund, Institutional Class, 0.05%(b)(c)	1,956,998

Total Investment Companies		1,956,998

Total Investments (Cost $47,291,580) — 99.8%		44,977,114
Other assets in excess of liabilities — 0.2%		99,106

NET ASSETS — 100.0%		$45,076,220

(a)	Non-income producing security.

(b)	Investment in affiliate.

(c)	Rate reflects the 7 day effective yield at May 31, 2009.

See notes to financial statements.

Performance Funds Trust
The Mid Cap Equity Fund
Schedule of Portfolio Investments
May 31, 2009

Shares	Security Description	Value

Common Stocks — 95.0%
Aerospace/Defense — 0.2%
22,000	AirTran Holdings, Inc.(a)	$111,540

Chemicals — 3.9%
17,000	Airgas, Inc.	718,420
11,500	FMC Corporation	625,025
8,000	Lubrizol Corporation	357,360
11,000	Sensient Technologies Corporation	252,120

		1,952,925

Consumer Goods & Services — 10.0%
19,000	AptarGroup, Inc.	589,190
15,000	BorgWarner, Inc.	483,750
22,000	Church & Dwight Company, Inc.	1,105,940
14,000	Hansen Natural Corporation(a)	513,520
6,000	Lancaster Colony Corporation	276,420
14,500	Netflix, Inc.(a)	571,590
13,000	Ralcorp Holdings, Inc.(a)	744,510
27,000	Sonoco Products Company	657,720

		4,942,640

Diversified — 0.4%
8,000	Crane Company	188,640

Education — 4.7%
13,000	Career Education Corporation(a)	261,040
15,000	Corinthian Colleges, Inc.(a)	230,700
17,000	DeVry, Inc.	740,690
5,000	ITT Educational Services, Inc.(a)	458,950
3,500	Strayer Education, Inc.	644,945

		2,336,325

Entertainment — 1.1%
16,000	Marvel Entertainment, Inc.(a)	530,880

Financial Services — 3.5%
18,000	BancorpSouth, Inc.	400,320
15,000	Cullen/Frost Bankers, Inc.	734,250
11,000	Eaton Vance Corporation	298,100
16,107	FirstMerit Corporation	280,427

		1,713,097

Health Care — 10.2%
13,000	Edwards Lifesciences Corporation(a)	829,920
36,000	Health Management Associates, Inc. Class A(a)	209,160
17,000	Henry Schein, Inc.(a)	774,180
19,000	LifePoint Hospitals, Inc.(a)	517,750
22,000	Omnicare, Inc.	594,660
14,000	ResMed, Inc.(a)	518,980
9,000	Thoratec Corporation(a)	225,720
8,000	Universal Health Services, Inc., Class B	439,440
32,000	Vertex Pharmaceuticals, Inc.(a)	953,920

		5,063,730

Industrials — 8.6%
18,000	AMETEK, Inc.	566,100
6,000	Granite Construction, Inc.	219,300
9,000	MSC Industrial Direct Company, Inc. Class A	327,420
18,000	Pentair, Inc.	450,540
33,000	Quanta Services, Inc.(a)	752,730
22,000	Roper Industries, Inc.	945,560
22,000	The Valspar Corp.	502,700
28,000	Toll Brothers, Inc.(a)	520,240

		4,284,590

Insurance — 3.5%
5,000	Everest Re Group, Ltd.	346,150
20,000	Fidelity National Financial, Inc., Class A	278,800
14,000	First American Corporation	319,340
21,000	HCC Insurance Holdings, Inc.	518,490
13,000	W.R. Berkley Corporation	281,970

		1,744,750

Oil & Gas — 7.0%
6,000	Bill Barrett Corporation(a)	204,180
4,000	Comstock Resources, Inc.(a)	159,320
10,000	FMC Technologies, Inc.(a)	416,200
16,000	Helmerich & Payne, Inc.	559,520
15,000	Newfield Exploration Company(a)	541,800
26,000	Pride International, Inc.(a)	629,720
22,000	Southwestern Energy Company(a)	956,340

		3,467,080

Real Estate Investment Trusts — 3.6%
12,000	Federal Realty Investment Trust	631,800
17,000	Nationwide Health Properties, Inc.	451,690
18,000	Rayonier, Inc.	720,000

		1,803,490

Retail — 14.1%
21,000	Advance Auto Parts, Inc.	894,390
12,000	Aeropostale, Inc.(a)	415,440
31,000	American Eagle Outfitters, Inc.	459,110
15,000	BJ’s Wholesale Club, Inc.(a)	528,600
37,000	Chico’s FAS, Inc.(a)	361,120

See notes to financial statements.

Performance Funds Trust
The Mid Cap Equity Fund
Schedule of Portfolio Investments (continued)
May 31, 2009

Shares	Security Description	Value

Common Stocks (continued)
Retail (continued)

6,000	Chipotle Mexican Grill, Inc., Class A(a)	$475,260
13,000	Collective Brands, Inc.(a)	191,880
23,000	Dollar Tree, Inc.(a)	1,029,710
8,000	O’Reilly Automotive, Inc.(a)	288,400
20,000	PetSmart, Inc.	407,200
22,000	Rent-A-Center, Inc.(a)	429,660
38,500	Ross Stores, Inc.	1,507,660

		6,988,430

Services — 5.8%
20,000	KBR, Inc.	368,400
10,000	Manpower, Inc.	425,100
14,000	Rollins, Inc.	233,940
31,000	SAIC, Inc.(a)	541,570
9,000	Tech Data Corporation(a)	288,180
13,000	The Brink’s Company	345,670
14,000	URS Corporation(a)	673,120

		2,875,980

Software — 5.9%
28,000	McAfee, Inc.(a)	1,098,440
38,000	Sybase, Inc.(a)	1,236,140
29,000	Synopsys, Inc.(a)	564,920

		2,899,500

Technology — 6.1%
67,000	3Com Corporation(a)	289,440
9,000	Cerner Corporation(a)	524,610
11,000	Cree, Inc.(a)	334,730
27,000	Cypress Semiconductor Corporation(a)	232,200
7,000	FactSet Research Systems, Inc.	370,300
6,000	Priceline.com, Inc.(a)	660,660
24,000	Western Digital Corporation(a)	596,400

		3,008,340

Transportation — 2.3%
25,000	J.B. Hunt Transportation Services, Inc.	768,250
8,000	Tidewater, Inc.	381,360

		1,149,610

Utilities — 4.1%
21,000	Aqua America, Inc.	346,290
14,000	National Fuel Gas Company	469,980
15,000	NSTAR	451,050
19,000	UGI Corp.	458,090
10,000	WGL Holdings, Inc.	297,200

		2,022,610

Total Common Stocks		47,084,157

Investment Companies — 1.2%
586,410	Performance Money Market Fund, Institutional Class, 0.05%(b)(c)	586,410

Total Investment Companies		586,410

Total Investments (Cost $47,937,009) — 96.2%		47,670,567
Other assets in excess of liabilities — 3.8%		1,864,919

NET ASSETS — 100.0%		$49,535,486

(a)	Non-income producing security.

(b)	Investment in affiliate.

(c)	Rate reflects the 7 day effective yield at May 31, 2009.

See notes to financial statements.

Performance Funds Trust
The Leaders Equity Fund
Schedule of Portfolio Investments
May 31, 2009

Shares	Security Description	Value

Common Stocks — 97.6%
Consumer Goods & Services — 15.7%
11,000	Amazon.com, Inc.(a)	$857,890
16,000	Church & Dwight Company, Inc.	804,320
22,000	Hansen Natural Corporation(a)	806,960
20,000	Lancaster Colony Corporation	921,400

		3,390,570

Health Care — 11.3%
14,000	Edwards Lifesciences Corporation(a)	893,760
16,000	Gilead Sciences, Inc.(a)	689,600
35,000	Schering-Plough Corporation	854,000

		2,437,360

Industrials — 3.1%
18,000	Granite Construction, Inc.	657,900

Oil & Gas — 5.0%
25,000	Southwestern Energy Company(a)	1,086,750

Retail — 18.0%
5,000	AutoZone, Inc.(a)	760,750
18,000	Dollar Tree, Inc.(a)	805,860
24,000	Family Dollar Stores, Inc.	726,480
15,000	McDonald’s Corporation	884,850
13,000	Panera Bread Company, Class A(a)	692,120

		3,870,060

Services — 10.5%
25,000	Iron Mountain, Inc.(a)	681,250
15,000	URS Corporation(a)	721,200
11,000	W.W. Grainger, Inc.	867,130

		2,269,580

Software — 11.0%
24,000	BMC Software, Inc.(a)	818,400
18,000	McAfee, Inc.(a)	706,140
26,000	Sybase, Inc.(a)	845,780

		2,370,320

Technology — 12.5%
16,000	FactSet Research Systems, Inc.	846,400
8,000	International Business Machines Corporation	850,240
9,000	Priceline.com, Inc.(a)	990,990

		2,687,630

Telecommunications — 10.5%
160,000	Qwest Communications International, Inc.	697,600
161,000	Tellabs, Inc.(a)	893,550
22,000	Time Warner Cable, Inc. Class A	677,380

		2,268,530

Total Common Stocks		21,038,700

Investment Companies — 2.3%
506,420	Performance Money Market Fund, Institutional Class, 0.05%(b)(c)	506,420

Total Investment Companies		506,420

Total Investments (Cost $20,540,212) — 99.9%		21,545,120
Other assets in excess of liabilities — 0.1%		21,307

NET ASSETS — 100.0%		$21,566,427

(a)	Non-income producing security.

(b)	Investment in affiliate.

(c)	Rate reflects the 7 day effective yield at May 31, 2009.

See notes to financial statements.

Performance Funds Trust
The Strategic Dividend Fund
Schedule of Portfolio Investments
May 31, 2009

Shares	Security Description	Value

Common Stocks — 93.3%
Chemicals — 3.5%
18,640	Dow Chemical Company	$329,555
18,830	E.I. du Pont de Nemours and Company	536,090

		865,645

Consumer Goods & Services — 11.7%
8,410	3M Company	480,211
12,960	Altria Group, Inc.	221,486
12,100	Kimberly-Clark Corporation	627,869
23,468	Kraft Foods, Inc.	612,750
18,130	Pitney Bowes, Inc.	414,814
9,360	Procter & Gamble Company	486,158

		2,843,288

Diversified — 1.6%
29,150	General Electric Company	392,942

Financial Services — 11.1%
18,540	Bank of America Corporation	208,946
18,564	FirstMerit Corporation	323,191
20,300	JPMorgan Chase & Company	749,070
33,420	People’s United Financial, Inc.	528,036
21,720	San Juan Basin Royalty Trust	374,019
20,800	Wells Fargo & Company	530,400

		2,713,662

Health Care — 7.8%
11,455	Abbott Laboratories	516,162
23,555	Bristol-Myers Squibb Company	469,216
7,770	Johnson & Johnson	428,593
32,670	Pfizer, Inc.	496,257

		1,910,228

Industrials — 1.0%
5,620	Fluor Corporation	264,028

Insurance — 1.5%
13,920	Allstate Corporation	358,162

Metals & Mining — 6.2%
20,000	Alcoa, Inc.	184,400
9,430	Joy Global, Inc.	325,052
12,840	Peabody Energy Corporation	436,303
36,490	Penn Virginia Resource Partners, LP	556,472

		1,502,227

Oil & Gas — 20.2%
17,280	Chesapeake Energy Corporation	391,565
6,245	Chevron Corporation	416,354
4,520	CNOOC, Ltd. ADR	605,771
10,170	ConocoPhillips	466,193
7,740	Diamond Offshore Drilling, Inc.	652,327
29,040	Enterprise Products Partners, LP	755,040
9,940	Kinder Morgan Energy Partners, LP	508,332
13,500	ONEOK, Inc.	395,550
13,000	Schlumberger, Ltd.	743,990

		4,935,122

Railroads — 5.2%
8,670	Burlington Northern Santa Fe Corporation	628,055
13,060	Union Pacific Corporation	643,466

		1,271,521

Real Estate Investment Trusts — 3.4%
21,130	HCP, Inc.	490,850
9,600	Plum Creek Timber Company, Inc.	332,640

		823,490

Retail — 2.7%
10,980	McDonald’s Corporation	647,710

Telecommunications — 3.8%
20,820	AT&T, Inc.	516,128
13,930	Verizon Communications, Inc.	407,592

		923,720

Utilities — 13.6%
15,820	Dominion Resources, Inc.	502,918
32,050	Duke Energy Corporation	453,507
26,770	Great Plains Energy, Inc.	403,424
37,800	NiSource, Inc.	404,082
23,680	OGE Energy Corporation	611,417
13,870	Progress Energy, Inc.	492,524
15,490	Southern Company	440,071

		3,307,943

Total Common Stocks		22,759,688

Corporate Bonds — 1.7%
Aerospace/Defense — 0.8%
$200,000	General Dynamics Corporation, 5.25%, 2/1/14	213,142

See notes to financial statements.

Performance Funds Trust
The Strategic Dividend Fund
Schedule of Portfolio Investments (continued)
May 31, 2009

Shares/
Principal
Amount	Security Description	Value

Corporate Bonds (continued)

Oil & Gas — 0.9%
$200,000	Apache Corporation, 6.00%, 9/15/13	$215,997

Total Corporate Bonds		429,139

Investment Companies — 4.6%
18,547	John Hancock Bank and Thrift Opportunity Fund	231,652
348,324	Performance Money Market Fund, Institutional Class, 0.05%(a)(b)	348,324
50,890	Pimco Corporate Opportunity Fund	541,979

Total Investment Companies		1,121,955

Total Investments (Cost $31,359,875) — 99.6%		24,310,782
Other assets in excess of liabilities — 0.4%		91,064

NET ASSETS — 100.0%		$24,401,846

(a)	Investment in affiliate. Represents 1.4% of net assets as of May 31, 2009.

(b)	Rate reflects the 7 day effective yield at May 31, 2009.

ADR	American Depositary Receipt

LP	Limited Partnership

See notes to financial statements.

(This page intentionally left blank)

Performance Funds Trust
Statements of Assets and Liabilities
May 31, 2009

		The U.S.	The Short Term
	The Money	Treasury Money	Government
	Market Fund	Market Fund	Income Fund
Assets:
Investments in unaffiliated securities, at value	$692,705,222	$116,049,163	$81,517,341
Investments in affiliated securities, at value	—	—	1,292,210
Repurchase agreements, at value	13,954,949	—	—

Total Investments, at value	706,660,171	116,049,163	82,809,551

Interest and dividends receivable	1,078,585	26	740,727
Receivable for capital shares issued	4,000	—	14,707
Receivable for investments sold	—	—	—
Receivable from Advisor	—	7,568	—
Prepaid expenses	58,084	10,405	8,575

Total Assets	707,800,840	116,067,162	83,573,560

Liabilities:
Dividends payable	30,235	1,913	95,386
Payable for investments purchased	—	—	1,498,750
Payable for capital shares redeemed	—	—	107,918
Accrued expenses and other liabilities:
Advisory	132,436	—	27,525
Administration	6,462	907	742
Service Organization	—	—	3,905
Accounting	—	—	—
Distribution	365	—	1,418
Custodian	24,769	3,858	2,753
Transfer agent	7,192	1,387	1,207
Trustee	380	69	62
Chief Compliance Officer	23	—	—
Other	126,962	52,025	18,202

Total Liabilities	328,824	60,159	1,757,868

Net Assets	$707,472,016	$116,007,003	$81,815,692

Composition of Net Assets:
Capital	$707,451,758	$115,961,557	$82,447,043
Accumulated (distributions in excess of) net investment income	(559)	26,196	27,057
Accumulated net realized gains/(losses) from investment transactions	20,817	19,250	(1,843,933)
Net unrealized appreciation/(depreciation) on investments	—	—	1,185,525

Net Assets	$707,472,016	$116,007,003	$81,815,692

Net Assets:
Institutional Class Shares	$692,904,246	$116,007,003	$75,152,192
Class A Shares	14,567,770	—	6,663,500
Class B Shares	—	—	—

Total Net Assets	$707,472,016	$116,007,003	$81,815,692

Shares Outstanding:
Institutional Class Shares	692,873,097	115,974,655	7,545,570
Class A Shares	14,568,930	—	669,471
Class B Shares	—	—	—
Net Asset Value, Offering Price and Redemption Price per share:
Institutional Class Shares	$1.00	$1.00	$9.96
Class A Shares	$1.00	—	$9.95
Class B Shares*	—	—	—
Maximum Sales Charge:
Class A Shares	N/A	N/A	3.00%
Maximum Offering Price per share (Net Asset Value/(100%-maximum sales charge) Class A Shares	—	—	$10.26

Investments in unaffiliated securities, at cost	$706,660,171	$116,049,163	$80,331,816
Investments in affiliated securities, at cost	—	—	1,292,210

Total Investments, at cost	$706,660,171	$116,049,163	$81,624,026

*	Redemption price per share varies on length of time shares are held.

See notes to financial statements.

The Intermediate
Term Income	The Large Cap	The Mid Cap	The Leaders	The Strategic
Fund	Equity Fund	Equity Fund	Equity Fund	Dividend Fund

$62,748,055	$43,020,116	$47,084,157	$21,038,700	$23,962,458
12,784	1,956,998	586,410	506,420	348,324
—	—	—	—	—

62,760,839	44,977,114	47,670,567	21,545,120	24,310,782

492,283	120,965	41,616	26,926	114,296
6,036	5,344	10,105	9,037	23,040
—	—	1,959,957	—	—
—	—	—	5,304	—
7,326	15,525	16,152	12,486	3,257

63,266,484	45,118,948	49,698,397	21,598,873	24,451,375

128,778	—	—	—	—
—	—	—	—	—
38,259	1,660	112,968	9,873	30,024

24,835	22,616	32,122	14,083	11,615
569	402	450	187	216
2,913	1,318	1,691	843	1,290
—	—	—	2	—
1,647	2,532	3,093	361	255
2,160	1,508	1,713	731	808
1,597	4,037	2,945	1,778	1,389
34	65	40	99	48
—	—	—	4	—
17,401	8,590	7,889	4,485	3,884

218,193	42,728	162,911	32,446	49,529

$63,048,291	$45,076,220	$49,535,486	$21,566,427	$24,401,846

$59,107,631	$57,209,437	$77,965,444	$40,243,949	$32,890,108
(4,382)	15,779	—	—	—
—	(9,834,530)	(28,163,516)	(19,682,430)	(1,439,169)
3,945,042	(2,314,466)	(266,442)	1,004,908	(7,049,093)

$63,048,291	$45,076,220	$49,535,486	$21,566,427	$24,401,846

$55,380,083	$33,307,557	$35,761,456	$20,125,638	$23,158,434
7,668,208	11,642,312	13,450,759	1,348,610	1,243,412
—	126,351	323,271	92,179	—

$63,048,291	$45,076,220	$49,535,486	$21,566,427	$24,401,846

5,231,398	5,086,341	4,947,568	3,960,852	3,035,365
725,060	1,805,768	1,938,381	271,930	162,665
—	21,644	54,534	20,069	—

$10.59	$6.55	$7.23	$5.08	$7.63
$10.58	$6.45	$6.94	$4.96	$7.64
—	$5.84	$5.93	$4.59	—

5.25%	5.25%	5.25%	5.25%	5.25%

$11.17	$6.81	$7.32	$5.23	$8.06

$58,803,013	$45,334,582	$47,350,599	$20,033,792	$31,011,551
12,784	1,956,998	586,410	506,420	348,324

$58,815,797	$47,291,580	$47,937,009	$20,540,212	$31,359,875

See notes to financial statements.

Performance Funds Trust
Statements of Operations
For the year ended May 31, 2009

				The
		The U.S.	The Short Term	Intermediate
	The Money	Treasury Money	Government	Term Income
	Market Fund	Market Fund	Income Fund	Fund
Investment Income:
Interest	$10,835,888	$1,236,930	$2,809,531	$3,488,857
Dividend	—	21,670	—	—
Income from securities lending	—	3,372	19	6,155
Income from affiliates	—	—	15,717	8,536

Total Investment Income	10,835,888	1,261,972	2,825,267	3,503,548

Expenses:
Advisory	2,253,498	498,695	281,831	349,094
Administration	439,033	105,131	44,560	40,861
Distribution:
Class A Shares	60,056	—	20,815	24,405
Class B Shares	—	—	—	379
Service Organization:
Institutional Class Shares	—	—	40,197	37,727
Class A Shares	298	—	—	91
Accounting	41,356	35,538	42,541	49,428
Audit	121,321	29,896	10,434	10,051
Custodian	300,468	66,493	28,183	27,928
Legal	237,281	55,620	21,089	20,223
Registration and filing	28,800	1,693	6,768	8,564
Chief Compliance Officer	50,305	11,249	4,623	5,172
Shareholder reports	59,241	11,004	3,807	2,851
Transfer agent	67,620	13,149	17,129	23,191
Trustee	48,791	12,559	4,024	4,759
Treasury Guarantee Program	213,462	—	—	—
Other	70,981	17,200	10,122	11,290

Total expenses before fee reductions	3,992,511	858,227	536,123	616,014
Advisory reductions and/or reimbursements	(338,231)	(434,390)	—	(27,928)
Distributor reductions	(26,350)	—	(5,947)	(6,973)

Net Expenses	3,627,930	423,837	530,176	581,113

Net Investment Income/(Loss)	7,207,958	838,135	2,295,091	2,922,435

Net Realized/Unrealized Gains/(Losses) from Investments:
Net realized gains/(losses) from investment transactions	26,516	28,008	87,122	479,801
Net realized gain distributions from investment companies	—	—	—	—
Net increase from payments by affiliates due to the realized loss on the disposal of investments in violation of restrictions	—	—	—	—
Change in unrealized appreciation/(depreciation) on investments	—	—	166,487	1,815,034

Net realized/unrealized gains/(losses) from Investments	26,516	28,008	253,609	2,294,835

Change in net assets resulting from operations	$7,234,474	$866,143	$2,548,700	$5,217,270

See notes to financial statements.

The Large Cap	The Mid Cap	The Leaders	The Strategic
Equity Fund	Equity Fund	Equity Fund	Dividend Fund

$572	$11,937	$2,697	$5,971
1,089,164	768,781	314,157	1,204,072
—	3,404	—	—
17,051	41,979	13,195	2,860

1,106,787	826,101	330,049	1,212,903

299,107	538,321	365,327	222,842
31,918	46,681	21,499	17,463

49,360	61,066	6,156	4,009
1,918	4,305	1,453	—

18,583	32,778	20,337	19,695
20	—	—	—
43,912	44,895	42,534	41,010
6,877	8,803	5,236	3,699
19,941	28,711	14,613	11,885
11,915	15,249	8,517	6,172
22,223	21,889	24,255	5,244
3,248	5,624	2,725	2,371
3,556	3,901	1,539	886
53,535	41,785	24,043	17,067
2,889	5,440	2,122	1,785
—	—	—	—
8,459	14,011	7,307	5,982

577,461	873,459	547,663	360,110
—	—	(83,707)	(74,009)
(14,103)	(17,447)	(1,759)	(1,145)

563,358	856,012	462,197	284,956

543,429	(29,911)	(132,148)	927,947

(9,751,522)	(28,122,314)	(18,803,586)	(1,286,680)
—	—	—	11,534

—	—	5,304	—

(13,105,470)	(25,583,064)	(7,675,392)	(12,902,943)

(22,856,992)	(53,705,378)	(26,473,674)	(14,178,089)

$(22,313,563)	$(53,735,289)	$(26,605,822)	$(13,250,142)

See notes to financial statements.

Performance Funds Trust
Statements of Changes in Net Assets

			The U.S. Treasury
	The Money Market Fund		Money Market Fund
	For the	For the	For the	For the
	year ended	year ended	year ended	period ended
	May 31,	May 31,	May 31,	May 31,
	2009	2008(a)	2009	2008(b)
Investment Activities:
Operations:
Net investment income/(loss)	$7,207,958	$20,871,404	$838,135	$1,836,014
Net realized gains/(losses) from investment transactions	26,516	3,790	28,008	48,744
Change in unrealized appreciation/depreciation from investments	—	—	—	—

Change in net assets resulting from operations	7,234,474	20,875,194	866,143	1,884,758

Dividends:
From net investment income:
Institutional Class Shares	(7,058,345)	(19,857,719)	(857,743)	(1,836,014)
Class A Shares	(150,172)	(1,011,976)	—	—
Class B Shares	—	(1,709)	—	—
From net realized gains from investment transactions:
Institutional Class Shares	—	—	—	(24,796)

Change in net assets from shareholder dividends	(7,208,517)	(20,871,404)	(857,743)	(1,860,810)

Change in net assets from capital transactions	(10,420,622)	237,681,891	(25,950,966)	141,925,621

Change in net assets	(10,394,665)	237,685,681	(25,942,566)	141,949,569
Net Assets:
Beginning of year	717,866,681	480,181,000	141,949,569	—

End of year	$707,472,016	$717,866,681	$116,007,003	$141,949,569

Accumulated (distributions in excess of) net investment income	$(559)	$—	$26,196	$(13,098)

(a)	Effective February 29, 2008, all Class B Shares of this Fund were merged into Class A Shares and Class B Shares were no longer offered.

(b)	Fund commenced operations on September 18, 2007.

(c)	Effective October 28, 2008, all Class B Shares of this Fund were liquidated and Class B Shares were no longer offered.

See notes to financial statements.

The Short Term Government		The Intermediate Term
Income Fund		Income Fund
For the	For the	For the	For the
year ended	year ended	year ended	year ended
May 31,	May 31,	May 31,	May 31,
2009	2008	2009(c)	2008

$2,295,091	$2,553,726	$2,922,435	$3,776,965

87,122	(15,611)	479,801	634,822

166,487	1,518,661	1,815,034	2,080,776

2,548,700	4,056,776	5,217,270	6,492,563

(2,110,938)	(2,417,892)	(2,680,448)	(3,530,473)
(182,556)	(179,471)	(284,030)	(268,251)
—	—	(1,279)	(4,435)

—	—	—	—

(2,293,494)	(2,597,363)	(2,965,757)	(3,803,159)

12,034,781	(841,809)	(16,243,252)	(10,347,849)

12,289,987	617,604	(13,991,739)	(7,658,445)

69,525,705	68,908,101	77,040,030	84,698,475

$81,815,692	$69,525,705	$63,048,291	$77,040,030

$27,057	$27,044	$(4,382)	$(3,930)

See notes to financial statements.

Performance Funds Trust
Statements of Changes in Net Assets (continued)

	The Large Cap Equity Fund		The Mid Cap Equity Fund
	For the	For the	For the	For the
	year ended	year ended	year ended	year ended
	May 31,	May 31,	May 31,	May 31,
	2009	2008	2009	2008
Investment Activities:
Operations:
Net investment income/(loss)	$543,429	$336,110	$(29,911)	$(322,880)
Net realized gains/(losses) from investment transactions	(9,751,522)	2,079,121	(28,122,314)	3,667,142
Net realized gains from redemptions in-kind	—	—	—	—
Net realized gain distributions from investment companies	—	—	—	—
Net increase from payments by affiliates due to the realized loss on the disposal of investments in violation of restrictions	—	—	—	—
Change in unrealized appreciation/depreciation from investments	(13,105,470)	(5,981,185)	(25,583,064)	3,320,107

Change in net assets resulting from operations	(22,313,563)	(3,565,954)	(53,735,289)	6,664,369

Dividends:
From net investment income:
Institutional Class Shares	(397,029)	(235,285)	—	(2,279)
Class A Shares	(127,731)	(99,229)	—	—
Class B Shares	(815)	(1,594)	—	—
From net realized gains from investment transactions:
Institutional Class Shares	—	(5,968,836)	(2,499,772)	(5,382,427)
Class A Shares	—	(3,230,697)	(778,955)	(2,423,710)
Class B Shares	—	(103,189)	(22,452)	(92,043)
From tax return of capital:
Institutional Class Shares	—	—	(18,401)	—
Class A Shares	—	—	(4,506)	—
Class B Shares	—	—	—	—

Change in net assets from shareholder dividends	(525,575)	(9,638,830)	(3,324,086)	(7,900,459)

Change in net assets from capital transactions	3,397,084	13,827,655	7,750,459	13,919,128

Change in net assets	(19,442,054)	622,871	(49,308,916)	12,683,038
Net Assets:
Beginning of year	64,518,274	63,895,403	98,844,402	86,161,364

End of year	$45,076,220	$64,518,274	$49,535,486	$98,844,402

Accumulated (distributions in excess of) net investment income	$15,779	$(2,075)	$—	$—

See notes to financial statements.

The Leaders Equity Fund		The Strategic Dividend Fund
For the	For the	For the	For the
year ended	year ended	year ended	year ended
May 31,	May 31,	May 31,	May 31,
2009	2008	2009	2008

$(132,148)	$(257,640)	$927,947	$1,437,217

(18,803,586)	1,206,443	(1,286,680)	598,236
—	—	—	112,663

—	—	11,534	—

5,304	—	—	—

(7,675,392)	(1,038,959)	(12,902,943)	(2,291,628)

(26,605,822)	(90,156)	(13,250,142)	(143,512)

—	—	(725,856)	(1,372,027)
—	—	(27,501)	(38,082)
—	—	—	—

—	(4,877,353)	(784,143)	(1,592,173)
—	(275,890)	(34,513)	(44,614)
—	(32,551)	—	—

—	(156,016)	(237,433)	—
—	(8,612)	(10,954)	—
—	(994)	—	—

—	(5,351,416)	(1,820,400)	(3,046,896)

(8,113,772)	8,815,572	(11,951,553)	(1,412,362)

(34,719,594)	3,374,000	(27,022,095)	(4,602,770)

56,286,021	52,912,021	51,423,941	56,026,711

$21,566,427	$56,286,021	$24,401,846	$51,423,941

$—	$—	$—	$(92,352)

See notes to financial statements.

Performance Funds Trust
Statements of Changes in Net Assets (continued)

			The U.S. Treasury
	The Money Market Fund		Money Market Fund
	For the	For the	For the	For the
	year ended	year ended	year ended	period ended
	May 31,	May 31,	May 31,	May 31,
	2009	2008(a)	2009	2008(b)
Capital Transactions:
Institutional Class Shares:
Proceeds from shares issued	$1,162,528,885	$1,526,802,460	$425,587,614	$513,205,441
Dividends reinvested	11,218	41,264	1,233	—
Cost of shares redeemed	(1,165,189,872)	(1,282,380,963)	(451,539,813)	(371,279,820)

Institutional Class Shares capital transactions	(2,649,769)	244,462,761	(25,950,966)	141,925,621

Class A Shares:
Proceeds from shares issued	16,669,165	37,072,564	—	—
Proceeds from shares issued in merger	—	1,963	—	—
Dividends reinvested	149,692	1,009,424	—	—
Cost of shares redeemed	(24,589,710)	(44,762,178)	—	—

Class A Shares capital transactions	(7,770,853)	(6,678,227)	—	—

Class B Shares:
Proceeds from shares issued	—	1,889	—	—
Dividends reinvested	—	1,681	—	—
Cost of shares redeemed	—	(104,250)	—	—
Cost of shares redeemed in merger	—	(1,963)	—	—

Class B Shares capital transactions	—	(102,643)	—	—

Change in net assets from capital transactions	$(10,420,622)	$237,681,891	$(25,950,966)	$141,925,621

Share Transactions:
Institutional Class Shares:
Issued	1,162,528,885	1,526,802,460	425,587,614	513,205,441
Reinvested	11,218	41,264	1,233	—
Redeemed	(1,165,189,872)	(1,282,380,963)	(451,539,813)	(371,279,820)

Change in Institutional Class Shares	(2,649,769)	244,462,761	(25,950,966)	141,925,621

Class A Shares:
Issued	16,669,165	37,072,564	—	—
Issued in merger	—	1,963	—	—
Reinvested	149,692	1,009,424	—	—
Redeemed	(24,589,710)	(44,762,178)	—	—

Change in Class A Shares	(7,770,853)	(6,678,227)	—	—

Class B Shares:
Issued	—	1,889	—	—
Reinvested	—	1,681	—	—
Redeemed	—	(104,250)	—	—
Redeemed in merger	—	(1,963)	—	—

Change in Class B Shares	—	(102,643)	—	—

Change in shares	(10,420,622)	237,681,891	(25,950,966)	141,925,621

(a)	Effective February 29, 2008, all Class B Shares of this Fund were merged into Class A Shares and Class B Shares were no longer offered.

(b)	Fund commenced operations on September 18, 2007.

(c)	Effective October 28, 2008, all Class B Shares of this Fund were liquidated and Class B Shares were no longer offered.

See notes to financial statements.

The Short Term Government		The Intermediate Term
Income Fund		Income Fund
For the	For the	For the	For the
year ended	year ended	year ended	year ended
May 31,	May 31,	May 31,	May 31,
2009	2008	2009(c)	2008

$28,476,570	$12,862,805	$11,235,158	$21,089,321
875,655	1,133,825	1,138,182	1,769,673
(18,983,870)	(14,467,870)	(29,740,125)	(33,005,402)

10,368,355	(471,240)	(17,366,785)	(10,146,408)

2,983,475	1,122,340	3,023,108	1,694,475
—	—	—	—
179,391	174,588	275,232	259,883
(1,496,440)	(1,667,497)	(2,069,040)	(2,056,873)

1,666,426	(370,569)	1,229,300	(102,515)

—	—	—	20
—	—	560	1,877
—	—	(106,327)	(100,823)
—	—	—	—

—	—	(105,767)	(98,926)

$12,034,781	$(841,809)	$(16,243,252)	$(10,347,849)

2,858,940	1,298,107	1,071,147	2,068,237
88,022	114,774	109,437	173,024
(1,905,972)	(1,466,040)	(2,842,220)	(3,187,372)

1,040,990	(53,159)	(1,661,636)	(946,111)

299,936	113,353	288,361	165,277
—	—	—	—
18,033	17,681	26,398	25,402
(150,669)	(169,477)	(198,058)	(200,794)

167,300	(38,443)	116,701	(10,115)

—	—	—	—
—	—	55	185
—	—	(10,507)	(10,112)
—	—	—	—

—	—	(10,452)	(9,927)

1,208,290	(91,602)	(1,555,387)	(966,153)

See notes to financial statements.

Performance Funds Trust
Statements of Changes in Net Assets (continued)

	The Large Cap Equity Fund		The Mid Cap Equity Fund
	For the	For the	For the	For the
	year ended	year ended	year ended	year ended
	May 31,	May 31,	May 31,	May 31,
	2009	2008	2009	2008
Capital Transactions:
Institutional Class Shares:
Proceeds from shares issued	$11,831,018	$16,633,689	$26,075,567	$20,655,948
Dividends reinvested	235,818	4,279,947	1,415,018	3,552,083
Cost of shares redeemed	(7,195,918)	(7,086,607)	(19,733,062)	(11,429,522)

Institutional Class Shares capital transactions	4,870,918	13,827,029	7,757,523	12,778,509

Class A Shares:
Proceeds from shares issued	1,257,590	2,157,561	4,534,052	6,587,817
Dividends reinvested	126,513	3,301,852	779,211	2,408,511
Cost of shares redeemed	(2,736,239)	(4,861,887)	(5,266,441)	(7,600,389)

Class A Shares capital transactions	(1,352,136)	597,526	46,822	1,395,939

Class B Shares:
Proceeds from shares issued	2,528	1,451	13,911	13,350
Dividends reinvested	766	100,645	22,452	92,043
Cost of shares redeemed	(124,992)	(698,996)	(90,249)	(360,713)

Class B Shares capital transactions	(121,698)	(596,900)	(53,886)	(255,320)

Change in net assets from capital transactions	$3,397,084	$13,827,655	$7,750,459	$13,919,128

Share Transactions:
Institutional Class Shares:
Issued	1,657,308	1,513,377	2,246,240	1,510,737
Reinvested	33,937	398,783	201,331	254,992
Redeemed	(1,038,251)	(622,080)	(2,485,616)	(806,951)

Change in Institutional Class Shares	652,994	1,290,080	(38,045)	958,778

Class A Shares:
Issued	173,862	198,219	421,174	510,736
Reinvested	18,568	312,279	115,290	179,338
Redeemed	(382,190)	(445,679)	(525,258)	(575,668)

Change in Class A Shares	(189,760)	64,819	11,206	114,406

Class B Shares:
Issued	391	148	1,827	1,122
Reinvested	128	10,445	3,878	7,853
Redeemed	(17,716)	(68,730)	(10,372)	(31,009)

Change in Class B Shares	(17,197)	(58,137)	(4,667)	(22,034)

Change in shares	446,037	1,296,762	(31,506)	1,051,150

See notes to financial statements.

The Leaders Equity Fund		The Strategic Dividend Fund
For the	For the	For the	For the
year ended	year ended	year ended	year ended
May 31,	May 31,	May 31,	May 31,
2009	2008	2009	2008

$4,796,296	$13,459,832	$5,287,441	$9,665,832
—	1,812,776	575,977	1,065,472
(12,740,853)	(6,617,497)	(18,293,100)	(11,606,277)

(7,944,557)	8,655,111	(12,429,682)	(874,973)

289,739	675,886	537,459	371,328
—	271,801	72,855	82,284
(416,873)	(715,045)	(132,185)	(991,001)

(127,134)	232,642	478,129	(537,389)

2,400	2,400	—	—
—	32,788	—	—
(44,481)	(107,369)	—	—

(42,081)	(72,181)	—	—

$(8,113,772)	$8,815,572	$(11,951,553)	$(1,412,362)

739,618	1,414,481	635,869	826,392
—	178,951	73,590	90,355
(2,427,510)	(658,417)	(1,920,802)	(972,184)

(1,687,892)	935,015	(1,211,343)	(55,437)

48,140	69,454	59,441	30,582
—	27,399	9,439	6,955
(67,305)	(74,416)	(14,341)	(82,057)

(19,165)	22,437	54,539	(44,520)

445	269	—	—
—	3,529	—	—
(8,482)	(12,027)	—	—

(8,037)	(8,229)	—	—

(1,715,094)	949,223	(1,156,804)	(99,957)

See notes to financial statements.

Performance Funds Trust
The Money Market Fund
Financial Highlights

Selected data for a share outstanding throughout the period indicated.

		Investment Activities						Dividends
				Net
	Net Asset			Realized and
	Value,	Net		Unrealized		Total from		Net
	Beginning	Investment		Gains on		Investment		Investment	Total
	of Period	Income		Investments		Activities		Income	Dividends
Institutional Class Shares
Year Ended May 31, 2009	$1.00	$0.01		$—	*	$0.01		$(0.01)	$(0.01)
Year Ended May 31, 2008	1.00	0.04		—	*	0.04		(0.04)	(0.04)
Year Ended May 31, 2007	1.00	0.05		—	*	0.05		(0.05)	(0.05)
Year Ended May 31, 2006	1.00	0.04		—	*	0.04		(0.04)	(0.04)
Year Ended May 31, 2005	1.00	0.02		—	*	0.02		(0.02)	(0.02)
Class A Shares
Year Ended May 31, 2009	1.00	0.01		—	*	0.01		(0.01)	(0.01)
Year Ended May 31, 2008	1.00	0.03		—	*	0.03		(0.03)	(0.03)
Year Ended May 31, 2007	1.00	0.05		—	*	0.05		(0.05)	(0.05)
Year Ended May 31, 2006	1.00	0.03		—	*	0.03		(0.03)	(0.03)
Year Ended May 31, 2005	1.00	—	*	—	*	—	*	— *	— *

*	Less than $0.005 per share.

(a)	During the year, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratio would be as indicated.

See notes to financial statements.

				Ratio of Net
		Net Assets	Ratio of	Investment	Ratio of
Net Asset		at End of	Expenses	Income	Expenses
Value, End	Total	Period	to Average	to Average	to Average
of Period	Return	(000’s)	Net Assets	Net Assets	Net Assets(a)

$1.00	0.97%	$692,904	0.48%	0.96%	0.52%
1.00	3.78%	695,529	0.48%	3.56%	0.52%
1.00	4.86%	451,062	0.48%	4.75%	0.52%
1.00	3.58%	478,886	0.47%	3.54%	0.51%
1.00	1.55%	450,051	0.48%	1.54%	0.59%

1.00	0.78%	14,568	0.67%	0.87%	0.87%
1.00	3.52%	22,338	0.73%	3.49%	0.87%
1.00	4.60%	29,016	0.73%	4.50%	0.87%
1.00	3.32%	37,955	0.72%	3.28%	0.86%
1.00	1.30%	36,207	0.73%	1.26%	0.94%

See notes to financial statements.

Performance Funds Trust
The U.S. Treasury Money Market Fund
Financial Highlights

Selected data for a share outstanding throughout the period indicated.

		Investment Activities			Dividends
Net
	Net Asset		Realized and
	Value,	Net	Unrealized	Total from	Net
	Beginning	Investment	Gains on	Investment	Investment	Total
	of Period	Income	Investments	Activities	Income	Dividends
Institutional Class Shares
Year Ended May 31, 2009	$1.00	$0.01	$—	$0.01	$(0.01)	$(0.01)
Period Ended May 31, 2008(d)	1.00	0.02	—	0.02	(0.02)	(0.02)

(a)	Not annualized for periods less than one year.

(b)	Annualized for periods less than one year.

(c)	During the period, certain fees were reduced. If such fee reductions had not occurred, the ratio would be as indicated.

(d)	Fund commenced operations on September 18, 2007.

See notes to financial statements.

				Ratio of Net
		Net Assets	Ratio of	Investment	Ratio of
Net Asset		at End of	Expenses	Income	Expenses
Value, End	Total	Period	to Average	to Average	to Average
of Period	Return(a)	(000’s)	Net Assets(b)	Net Assets(b)	Net Assets(b)(c)

$1.00	0.54%	$116,007	0.25%	0.50%	0.52%
1.00	1.68%	141,950	0.36%	2.32%	0.56%

See notes to financial statements.

Performance Funds Trust
The Short Term Government Income Fund
Financial Highlights

Selected data for a share outstanding throughout the period indicated.

		Investment Activities			Dividends
			Net
	Net Asset		Realized and
	Value,	Net	Unrealized	Total from	Net
	Beginning	Investment	Gains/(Losses)	Investment	Investment	Total
	of Period	Income	on Investments	Activities	Income	Dividends
Institutional Class Shares
Year Ended May 31, 2009	$9.92	$0.33	$0.04	$0.37	$(0.33)	$(0.33)
Year Ended May 31, 2008	9.71	0.38	0.21	0.59	(0.38)	(0.38)
Year Ended May 31, 2007	9.66	0.35	0.07	0.42	(0.37)	(0.37)
Year Ended May 31, 2006	9.83	0.29	(0.15)	0.14	(0.31)	(0.31)
Year Ended May 31, 2005	9.94	0.25	(0.08)	0.17	(0.28)	(0.28)
Class A Shares
Year Ended May 31, 2009	9.92	0.31	0.03	0.34	(0.31)	(0.31)
Year Ended May 31, 2008	9.70	0.36	0.22	0.58	(0.36)	(0.36)
Year Ended May 31, 2007	9.65	0.33	0.07	0.40	(0.35)	(0.35)
Year Ended May 31, 2006	9.82	0.28	(0.15)	0.13	(0.30)	(0.30)
Year Ended May 31, 2005	9.93	0.23	(0.09)	0.14	(0.25)	(0.25)

(a)	During the year ended May 31, 2008, Trustmark reimbursed amounts to certain Funds related to past marketing arrangements. The corresponding impact to the net expense ratio and net income ratio was 0.05% and 0.05% for Institutional Class Shares and Class A Shares, respectively. The impact to the total return was 0.05%.

(b)	During the year, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratio would be as indicated.

(c)	Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

				Ratio of Net
		Net Assets	Ratio of	Investment	Ratio of
Net Asset	Total Return	at End of	Expenses	Income	Expenses
Value, End	(Excludes Sales	Period	to Average	to Average	to Average	Portfolio
of Period	Charge)(a)	(000’s)	Net Assets(a)	Net Assets(a)	Net Assets(b)	Turnover(c)

$9.96	3.75%	$75,152	0.74%	3.27%	0.74%	31.95%
9.92	6.14%	64,546	0.77%	3.76%	0.81%	28.90%
9.71	4.44%	63,663	0.77%	3.64%	0.77%	37.78%
9.66	1.48%	102,892	0.74%	2.95%	0.74%	35.38%
9.83	1.72%	77,271	0.76%	2.62%	0.76%	68.96%

9.95	3.45%	6,664	0.92%	3.07%	1.02%	31.95%
9.92	6.07%	4,980	0.94%	3.60%	1.09%	28.90%
9.70	4.25%	5,245	0.95%	3.47%	1.05%	37.78%
9.65	1.30%	6,254	0.93%	2.75%	1.02%	35.38%
9.82	1.46%	7,422	1.01%	2.37%	1.11%	68.96%

See notes to financial statements.

Performance Funds Trust
The Intermediate Term Income Fund
Financial Highlights

Selected data for a share outstanding throughout the period indicated.

		Investment Activities			Dividends
			Net
	Net Asset		Realized and
	Value,	Net	Unrealized	Total from	Net
	Beginning	Investment	Gains/(Losses)	Investment	Investment	Total
	of Period	Income	on Investments	Activities	Income	Dividends
Institutional Class Shares
Year Ended May 31, 2009	$10.26	$0.43	$0.34	$0.77	$(0.44)	$(0.44)
Year Ended May 31, 2008	9.99	0.45	0.27	0.72	(0.45)	(0.45)
Year Ended May 31, 2007	9.95	0.46	0.04	0.50	(0.46)	(0.46)
Year Ended May 31, 2006	10.45	0.48	(0.50)	(0.02)	(0.48)	(0.48)
Year Ended May 31, 2005	10.39	0.48	0.05	0.53	(0.47)	(0.47)
Class A Shares
Year Ended May 31, 2009	10.25	0.41	0.34	0.75	(0.42)	(0.42)
Year Ended May 31, 2008	9.98	0.44	0.27	0.71	(0.44)	(0.44)
Year Ended May 31, 2007	9.94	0.45	0.04	0.49	(0.45)	(0.45)
Year Ended May 31, 2006	10.44	0.46	(0.50)	(0.04)	(0.46)	(0.46)
Year Ended May 31, 2005	10.38	0.45	0.06	0.51	(0.45)	(0.45)

(a)	During the year ended May 31, 2008, Trustmark reimbursed amounts to certain Funds related to past marketing arrangements. The corresponding impact to the net expense ratio and net income ratio was 0.09% and 0.09% for Institutional Class Shares and Class A Shares, respectively. The impact to the total return was 0.05%.

(b)	During the year, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratio would be as indicated.

(c)	Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

				Ratio of Net
		Net Assets	Ratio of	Investment	Ratio of
Net Asset	Total Return	at End of	Expenses	Income	Expenses
Value, End	(Excludes Sales	Period	to Average	to Average	to Average	Portfolio
of Period	Charge)(a)	(000’s)	Net Assets(a)	Net Assets(a)	Net Assets(b)	Turnover(c)

$10.59	7.71%	$55,380	0.81%	4.20%	0.85%	3.88%
10.26	7.34%	70,700	0.81%	4.41%	0.90%	10.56%
9.99	5.12%	78,322	0.86%	4.50%	0.90%	5.62%
9.95	(0.22)%	41,187	0.87%	4.65%	0.92%	1.56%
10.45	5.22%	63,370	0.83%	4.50%	0.88%	6.71%

10.58	7.51%	7,668	1.00%	4.00%	1.14%	3.88%
10.25	7.16%	6,233	0.98%	4.23%	1.17%	10.56%
9.98	4.94%	6,173	0.98%	4.40%	1.12%	5.62%
9.94	(0.39)%	6,628	1.04%	4.48%	1.19%	1.56%
10.44	4.96%	7,751	1.08%	4.25%	1.23%	6.71%

See notes to financial statements.

Performance Funds Trust
The Large Cap Equity Fund
Financial Highlights

Selected data for a share outstanding throughout the period indicated.

		Investment Activities			Dividends
			Net
	Net Asset		Realized and
	Value,	Net	Unrealized	Total from	Net	Net
	Beginning	Investment	Gains/(Losses)	Investment	Investment	Realized	Total
	of Period	Income/(Loss)	on Investments	Activities	Income	Gains	Dividends
Institutional Class Shares
Year Ended May 31, 2009	$10.03	$0.08	$(3.48)	$(3.40)	$(0.08)	$—	$(0.08)
Year Ended May 31, 2008	12.43	0.06	(0.61)	(0.55)	(0.06)	(1.79)	(1.85)
Year Ended May 31, 2007	14.21	0.09	1.87	1.96	(0.10)	(3.64)	(3.74)
Year Ended May 31, 2006	15.12	0.05	1.44	1.49	(0.04)	(2.36)	(2.40)
Year Ended May 31, 2005	15.75	0.16	1.43	1.59	(0.15)	(2.07)	(2.22)
Class A Shares
Year Ended May 31, 2009	9.88	0.07	(3.43)	(3.36)	(0.07)	—	(0.07)
Year Ended May 31, 2008	12.28	0.05	(0.61)	(0.56)	(0.05)	(1.79)	(1.84)
Year Ended May 31, 2007	14.08	0.07	1.85	1.92	(0.08)	(3.64)	(3.72)
Year Ended May 31, 2006	15.01	0.03	1.43	1.46	(0.03)	(2.36)	(2.39)
Year Ended May 31, 2005	15.66	0.12	1.43	1.55	(0.13)	(2.07)	(2.20)
Class B Shares
Year Ended May 31, 2009	8.97	— *	(3.10)	(3.10)	(0.03)	—	(0.03)
Year Ended May 31, 2008	11.38	(0.07)	(0.52)	(0.59)	(0.03)	(1.79)	(1.82)
Year Ended May 31, 2007	13.34	(0.04)	1.75	1.71	(0.03)	(3.64)	(3.67)
Year Ended May 31, 2006	14.42	(0.08)	1.36	1.28	—	(2.36)	(2.36)
Year Ended May 31, 2005	15.18	—	1.38	1.38	(0.07)	(2.07)	(2.14)

*	Less than $0.005 per share.

(a)	During the year ended May 31, 2008, Trustmark reimbursed amounts to certain Funds related to past marketing arrangements. The corresponding impact to the net expense ratio and net income ratio was 0.05%, 0.05% and 0.06% for Institutional Class Shares, Class A Shares and Class B Shares, respectively. The impact to the total return was 0.05%.

(b)	During the year, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratio would be as indicated.

(c)	Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

				Ratio of Net
		Net Assets	Ratio of	Investment	Ratio of
Net Asset	Total Return	at End of	Expenses	Income/(Loss)	Expenses
Value, End	(Excludes Sales	Period	to Average	to Average	to Average	Portfolio
of Period	Charge)(a)	(000’s)	Net Assets(a)	Net Assets(a)	Net Assets(b)	Turnover(c)

$6.55	(33.93)%	$33,308	1.07%	1.16%	1.07%	57.10%
10.03	(5.27)%	44,461	1.09%	0.61%	1.14%	51.79%
12.43	16.30%	39,081	1.08%	0.75%	1.08%	108.51%
14.21	10.12%	52,782	1.04%	0.38%	1.04%	79.00%
15.12	10.43%	62,083	1.03%	1.02%	1.03%	78.95%

6.45	(34.06)%	11,642	1.27%	0.93%	1.37%	57.10%
9.88	(5.44)%	19,709	1.26%	0.43%	1.41%	51.79%
12.28	16.15%	23,711	1.26%	0.54%	1.36%	108.51%
14.08	9.93%	25,971	1.21%	0.20%	1.31%	79.00%
15.01	10.16%	27,457	1.27%	0.77%	1.37%	78.95%

5.84	(34.53)%	126	2.02%	0.11%	2.02%	57.10%
8.97	(6.19)%	348	2.01%	(0.36)%	2.07%	51.79%
11.38	15.32%	1,104	1.99%	(0.16)%	1.99%	108.51%
13.34	9.04%	2,334	1.96%	(0.54)%	1.96%	79.00%
14.42	9.34%	2,591	2.03%	0.02%	2.03%	78.95%

See notes to financial statements.

Performance Funds Trust
The Mid Cap Equity Fund
Financial Highlights

Selected data for a share outstanding throughout the period indicated.

		Investment Activities			Dividends
			Net
	Net Asset		Realized and
	Value,	Net	Unrealized	Total from	Net			Net
	Beginning	Investment	Gains/(Losses)	Investment	Investment	Return of		Realized	Total
	of Period	Income/(Loss)	on Investments	Activities	Income	Capital		Gains	Dividends
Institutional Class Shares
Year Ended May 31, 2009	$14.34	$— *	$(6.68)	$(6.68)	$—	$—	*	$(0.43)	$(0.43)
Year Ended May 31, 2008	14.72	(0.04)	1.01	0.97	— *	—		(1.35)	(1.35)
Year Ended May 31, 2007	15.65	(0.02)	2.26	2.24	(0.02)	—		(3.15)	(3.17)
Year Ended May 31, 2006	15.97	(0.01)	1.98	1.97	— *	—		(2.29)	(2.29)
Year Ended May 31, 2005	15.96	0.03	1.92	1.95	(0.02)	—		(1.92)	(1.94)
Class A Shares
Year Ended May 31, 2009	13.82	(0.02)	(6.43)	(6.45)	—	—	*	(0.43)	(0.43)
Year Ended May 31, 2008	14.26	(0.06)	0.97	0.91	—	—		(1.35)	(1.35)
Year Ended May 31, 2007	15.27	(0.06)	2.21	2.15	(0.01)	—		(3.15)	(3.16)
Year Ended May 31, 2006	15.66	(0.04)	1.94	1.90	—	—		(2.29)	(2.29)
Year Ended May 31, 2005	15.72	0.01	1.87	1.88	(0.02)	—		(1.92)	(1.94)
Class B Shares
Year Ended May 31, 2009	12.01	(0.07)	(5.58)	(5.65)	—	—		(0.43)	(0.43)
Year Ended May 31, 2008	12.65	(0.17)	0.88	0.71	—	—		(1.35)	(1.35)
Year Ended May 31, 2007	14.00	(0.16)	1.97	1.81	(0.01)	—		(3.15)	(3.16)
Year Ended May 31, 2006	14.62	(0.14)	1.81	1.67	—	—		(2.29)	(2.29)
Year Ended May 31, 2005	14.90	(0.12)	1.77	1.65	(0.01)	—		(1.92)	(1.93)

*	Less than $0.005 per share.

(a)	During the year ended May 31, 2008, Trustmark reimbursed amounts to certain Funds related to past marketing arrangements. The corresponding impact to the net expense ratio and net income ratio was 0.05%, 0.05% and 0.05% for Institutional Class Shares, Class A Shares and Class B Shares, respectively. The impact to the total return was 0.05%.

(b)	During the year, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratio would be as indicated.

(c)	Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

				Ratio of Net
		Net Assets	Ratio of	Investment	Ratio of
Net Asset	Total Return	at End of	Expenses	Income/(Loss)	Expenses
Value, End	(Excludes Sales	Period	to Average	to Average	to Average	Portfolio
of Period	Charge)(a)	(000’s)	Net Assets(a)	Net Assets(a)	Net Assets(b)	Turnover(c)

$7.23	(46.47)%	$35,761	1.14%	0.02%	1.14%	117.36%
14.34	6.85%	71,496	1.15%	(0.31)%	1.20%	63.22%
14.72	17.58%	59,283	1.20%	(0.24)%	1.20%	66.55%
15.65	12.50%	74,275	1.14%	(0.08)%	1.14%	79.67%
15.97	12.90%	70,363	1.15%	0.18%	1.15%	78.09%

6.94	(46.57)%	13,451	1.33%	(0.20)%	1.43%	117.36%
13.82	6.64%	26,637	1.32%	(0.48)%	1.47%	63.22%
14.26	17.46%	25,851	1.37%	(0.40)%	1.47%	66.55%
15.27	12.28%	28,752	1.32%	(0.26)%	1.42%	79.67%
15.66	12.69%	23,440	1.40%	(0.06)%	1.50%	78.09%

5.93	(46.95)%	323	2.08%	(0.95)%	2.08%	117.36%
12.01	5.86%	711	2.07%	(1.22)%	2.12%	63.22%
12.65	16.46%	1,028	2.13%	(1.15)%	2.13%	66.55%
14.00	11.53%	1,412	2.06%	(1.01)%	2.06%	79.67%
14.62	11.81%	1,092	2.15%	(0.82)%	2.15%	78.09%

See notes to financial statements.

Performance Funds Trust
The Leaders Equity Fund
Financial Highlights

Selected data for a share outstanding throughout the period indicated.

		Investment Activities			Dividends
			Net
	Net Asset		Realized and
	Value,	Net	Unrealized	Total from		Net
	Beginning	Investment	Gains/(Losses)	Investment	Return of	Realized	Total
	of Period	Income/(Loss)	on Investments	Activities	Capital	Gains	Dividends
Institutional Class Shares
Year Ended May 31, 2009	$9.45	$(0.03)	$(4.34)	$(4.37)	$—	$—	$—
Year Ended May 31, 2008	10.56	(0.04)	0.01	(0.03)	(0.03)	(1.05)	(1.08)
Year Ended May 31, 2007	9.75	(0.02)	1.55	1.53	—	(0.72)	(0.72)
Year Ended May 31, 2006	8.11	(0.04)	1.68	1.64	—	—	—
Year Ended May 31, 2005	7.51	(0.02)	0.62	0.60	—	—	—
Class A Shares
Year Ended May 31, 2009	9.24	(0.04)	(4.24)	(4.28)	—	—	—
Year Ended May 31, 2008	10.38	(0.07)	0.01	(0.06)	(0.03)	(1.05)	(1.08)
Year Ended May 31, 2007	9.63	(0.05)	1.52	1.47	—	(0.72)	(0.72)
Year Ended May 31, 2006	8.02	(0.05)	1.66	1.61	—	—	—
Year Ended May 31, 2005	7.45	(0.05)	0.62	0.57	—	—	—
Class B Shares
Year Ended May 31, 2009	8.62	(0.10)	(3.93)	(4.03)	—	—	—
Year Ended May 31, 2008	9.82	(0.15)	0.03	(0.12)	(0.03)	(1.05)	(1.08)
Year Ended May 31, 2007	9.21	(0.14)	1.47	1.33	—	(0.72)	(0.72)
Year Ended May 31, 2006	7.73	(0.12)	1.60	1.48	—	—	—
Year Ended May 31, 2005	7.23	(0.09)	0.59	0.50	—	—	—

(a)	During the year ended May 31, 2008, Trustmark reimbursed amounts to certain Funds related to past marketing arrangements. The corresponding impact to the net expense ratio and net income ratio was 0.05%, 0.05% and 0.05% for Institutional Class Shares, Class A Shares and Class B Shares, respectively. The impact to the total return was 0.05%.

(b)	During the year, certain fees were reduced. If such fee reductions had not occurred, the ratio would be as indicated.

(c)	Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

				Ratio of Net
		Net Assets	Ratio of	Investment	Ratio of
Net Asset	Total Return	at End of	Expenses	Income/(Loss)	Expenses
Value, End	(Excludes Sales	Period	to Average	to Average	to Average	Portfolio
of Period	Charge)(a)	(000’s)	Net Assets(a)	Net Assets(a)	Net Assets(b)	Turnover(c)

$5.08	(46.24)%	$20,126	1.25%	(0.35)%	1.48%	152.98%
9.45	(0.94)%	53,353	1.20%	(0.48)%	1.49%	135.97%
10.56	16.77%	49,767	1.25%	(0.22)%	1.48%	151.32%
9.75	20.22%	50,064	1.25%	(0.39)%	1.48%	141.77%
8.11	7.99%	40,227	1.25%	(0.49)%	1.55%	219.39%

4.96	(46.32)%	1,349	1.50%	(0.60)%	1.77%	152.98%
9.24	(1.26)%	2,690	1.45%	(0.73)%	1.77%	135.97%
10.38	16.35%	2,788	1.50%	(0.47)%	1.75%	151.32%
9.63	20.07%	3,183	1.50%	(0.66)%	1.75%	141.77%
8.02	7.65%	2,019	1.50%	(0.70)%	1.90%	219.39%

4.59	(46.75)%	92	2.25%	(1.38)%	2.42%	152.98%
8.62	(1.98)%	242	2.20%	(1.47)%	2.42%	135.97%
9.82	15.54%	357	2.25%	(1.21)%	2.40%	151.32%
9.21	19.15%	508	2.25%	(1.39)%	2.40%	141.77%
7.73	6.92%	386	2.25%	(1.46)%	2.55%	219.39%

See notes to financial statements.

Performance Funds Trust
The Strategic Dividend Fund
Financial Highlights

Selected data for a share outstanding throughout the period indicated.

		Investment Activities				Dividends
				Net
	Net Asset			Realized and
	Value,	Net		Unrealized	Total from	Net		Net
	Beginning	Investment		Gains/(Losses)	Investment	Investment	Return of	Realized	Total
	of Period	Income		on Investments	Activities	Income	Capital	Gains	Dividends
Institutional Class Shares
Year Ended May 31, 2009	$11.81	$0.26		$(3.91)	$(3.65)	$(0.22)	$(0.07)	$(0.24)	$(0.53)
Year Ended May 31, 2008	12.58	0.33	(e)	(0.38)	(0.05)	(0.33)	—	(0.39)	(0.72)
Year Ended May 31, 2007	10.77	0.28		1.96	2.24	(0.30)	—	(0.13)	(0.43)
Year Ended May 31, 2006	10.23	0.31		0.57	0.88	(0.27)	(0.03)	(0.04)	(0.34)
Period Ended May 31, 2005(f)	10.00	0.16		0.24	0.40	(0.17)	—	—	(0.17)
Class A Shares
Year Ended May 31, 2009	11.83	0.25		(3.92)	(3.67)	(0.21)	(0.07)	(0.24)	(0.52)
Year Ended May 31, 2008	12.60	0.30	(e)	(0.38)	(0.08)	(0.30)	—	(0.39)	(0.69)
Year Ended May 31, 2007	10.78	0.25		1.96	2.21	(0.26)	—	(0.13)	(0.39)
Year Ended May 31, 2006	10.23	0.30		0.57	0.87	(0.25)	(0.03)	(0.04)	(0.32)
Period Ended May 31, 2005(f)	10.00	0.15		0.24	0.39	(0.16)	—	—	(0.16)

(a)	Not annualized for periods less than one year.

(b)	Annualized for periods less than one year.

(c)	During the year, certain fees were reduced. If such fee reductions had not occurred, the ratio would be as indicated.

(d)	Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

(e)	Amounts calculated using the daily average share method.

(f)	Fund commenced operations on November 9, 2004.

See notes to financial statements.

				Ratio of Net
		Net Assets	Ratio of	Investment	Ratio of
Net Asset	Total Return	at End of	Expenses	Income	Expenses
Value, End	(Excludes Sales	Period	to Average	to Average	to Average	Portfolio
of Period	Charge)(a)	(000’s)	Net Assets(b)	Net Assets(b)	Net Assets(b)(c)	Turnover(d)

$7.63	(30.84)%	$23,158	0.95%	3.13%	1.20%	8.05%
11.81	(0.27)%	50,145	0.95%	2.81%	1.17%	6.61%
12.58	21.25%	54,103	0.95%	2.56%	1.13%	17.04%
10.77	8.67%	32,250	0.95%	2.89%	1.17%	8.92%
10.23	3.94%	19,218	0.95%	3.14%	1.47%	9.13%

7.64	(31.02)%	1,243	1.20%	2.97%	1.48%	8.05%
11.83	(0.48)%	1,279	1.20%	2.55%	1.44%	6.61%
12.60	20.89%	1,924	1.20%	2.28%	1.41%	17.04%
10.78	8.53%	1,373	1.20%	2.73%	1.52%	8.92%
10.23	3.91%	1,227	1.20%	2.94%	1.84%	9.13%

See notes to financial statements.

Performance Funds Trust
Notes to Financial Statements
May 31, 2009

1. Organization
Performance Funds Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was organized as a Delaware business trust on March 11, 1992 and currently consists of eight separate portfolios: The Money Market Fund, The U.S. Treasury Money Market Fund, The Short Term Government Income Fund, The Intermediate Term Income Fund, The Large Cap Equity Fund, The Mid Cap Equity Fund, The Leaders Equity Fund and The Strategic Dividend Fund (collectively, the “Funds” and individually, a “Fund”). Each Fund has three classes of shares, Institutional Class Shares, Class A Shares, and Class B Shares, except for The U.S. Treasury Money Market Fund, which offers Institutional Class Shares only, and The Money Market Fund, The Short Term Government Income Fund, The Intermediate Term Income Fund and The Strategic Dividend Fund, which offer Institutional Class Shares and Class A Shares only. On October 28, 2008, the Class B Shares of The Intermediate Term Income Fund were closed. On May 28, 2009, The Performance Advisor Growth Portfolio, The Performance Advisor Moderate Portfolio and The Performance Advisor Conservative Portfolio (the “Portfolios”) were liquidated pursuant to a plan of liquidation, which was approved by shareholders of the Portfolios at a Special Meeting of Shareholders held on May 27, 2009.

The assets of each Fund are segregated, and a shareholder’s interest is limited to the Fund in which shares are held. Each class of shares has identical rights and privileges except with respect to the fees paid under distribution (12b-1) or service organization plans, voting rights on matters affecting a single class of shares, sales charges, and exchange privileges. The Class A Shares of The Short Term Government Income Fund have a maximum sales charge on purchases of 3.00% of the purchase price. The Class A Shares of The Intermediate Term Income Fund, The Large Cap Equity Fund, The Mid Cap Equity Fund, The Leaders Equity Fund and The Strategic Dividend Fund have a maximum sales charge on purchases of 5.25% of the purchase price. The Class B Shares of The Large Cap Equity Fund, The Mid Cap Equity Fund and The Leaders Equity Fund have a contingent deferred sales charge (“CDSC”) of 5.00% of the original purchase price or sale price (whichever is less) within the first year declining to 0% after the seventh year.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts with their vendors and others that provide for general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds.

2. Significant Accounting Policies:
The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The policies are in conformity with United States generally accepted accounting principles (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Securities Valuation:
Bonds and other fixed income securities (including listed issues) are valued on the basis of valuations furnished by a pricing service, the use of which has been approved by the Funds’ Board of Trustees (“Board”). In making such valuations, the pricing service utilizes both dealer-supplied valuations and electronic data processing techniques which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue and trading characteristics other than market data. All debt securities, of sufficient credit quality, with a remaining maturity of 60 days or less are valued at amortized cost, which approximates fair value. Under the amortized cost method, premium or discount, if any, is amortized or accreted, respectively, on a straight-line basis to the maturity of the security.

Performance Funds Trust
Notes to Financial Statements (continued)
May 31, 2009

The value of each equity security is based either on the last sale price on a national securities exchange, or in the absence of recorded sales, at the closing bid prices on such exchanges. Securities traded on NASDAQ are valued at the Official Closing Price as reported by NASDAQ. Securities or other assets for which market quotations are not readily available are valued at fair value as determined in good faith by or at the direction of the Board. Investments in open-ended investment companies are valued at their respective net asset values as reported by such companies.

Examples of potentially significant events that could affect the value of an individual security include corporate actions by the issuer, announcements by the issuer relating to its earnings or products, regulatory news, natural disasters and litigation. Examples of potentially significant events that could affect multiple securities held by a Fund include governmental actions, natural disasters and armed conflicts.

Effective June 1, 2008, the Funds adopted Statement on Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants and measurement date (exit price). One key component of the implementation of SFAS 157 included the development of a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

•	Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

The following is a summary of the inputs used to value the Funds’ investments as of May 31, 2009:

	LEVEL 1 —	LEVEL 2 —	LEVEL 3 —
	Quoted	Other Significant	Significant
Fund Name	Prices	Observable Inputs	Unobservable Inputs	Total

The Money Market Fund	$—	$706,660,171	$—	$706,660,171
The U.S. Treasury Money Market Fund	3,584,935	112,464,228	—	116,049,163
The Short Term Government Income Fund	1,292,210	81,517,341	—	82,809,551
The Intermediate Term Income Fund	12,784	62,748,055	—	62,760,839
The Large Cap Equity Fund	44,977,114	—	—	44,977,114
The Mid Cap Equity Fund	47,670,567	—	—	47,670,567
The Leaders Equity Fund	21,545,120	—	—	21,545,120
The Strategic Dividend Fund	23,881,643	429,139	—	24,310,782

U.S. Treasury Temporary Guarantee Program for Money Market Funds:
In October 2008, the Board approved the participation of the Money Market Fund (the “Fund”) in the U.S. Treasury Department (the “Treasury”) Temporary Guarantee Program for Money Market Funds (the “Program”). Under the Program, the Treasury guarantees the share price of shares of the Fund outstanding as of September 19, 2008 at $1.00 per share if the Fund’s net asset value falls below $0.995 per share and is not promptly restored to $1.00. Recovery under the Program is subject to certain conditions and limitations.

Performance Funds Trust
Notes to Financial Statements (continued)
May 31, 2009

Participation in the Program through December 18, 2008 required a payment to the Treasury in the amount of 0.01% of the net asset value of the Fund as of September 19, 2008. On November 24, 2008, the Secretary of the Treasury extended the Program beyond its initial three-month term through the close of business April 30, 2009. In December 2008, the Board approved the Fund’s extended participation in the Program through April 30, 2009. On March 31, 2009, the Secretary of the Treasury extended the Program further through September 18, 2009. In April 2009, the Board approved the Fund’s continued participation in the Program through September 18, 2009. Participation in each of the extensions of the Program required an additional payment in the amount of 0.015% of the net asset value of the Fund as of September 19, 2008. The expense of the Program is included within the Fund’s Statement of Operations.

Recently Issued Accounting Standards:
In March 2008, the Financial Accounting Standards Board (“FASB”) issued Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“SFAS 161”). SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about the Funds’ derivative and hedging activities, including how such activities are accounted for and their effect on the Funds’ financial position, performance and cash flows.

In September 2008, FASB issued Staff Position No. FAS 133-1 and FIN 45-4, “Disclosures about Credit Derivatives and Certain Guarantees: An Amendment of FASB Statement No. 133 and FASB Interpretation No. 45; and Clarification of the Effective Date of FASB Statement No. 161” (“FAS 133-1 and FIN 45-4”). FAS 133-1 and FIN 45-4 are effective for fiscal years and interim periods ending after November 15, 2008. FAS 133-1 and FIN 45-4 require enhanced disclosures by sellers of credit derivatives and certain guarantees, including the nature of these derivatives, approximate terms, reasons for entering into these instruments, and status of payment/performance risk.

The Funds were not impacted by the adoption of these standards.

In April 2009, FASB issued FASB Staff Position No. 157-4, “Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly” (“FSP 157-4”). FSP 157-4 provides additional guidance for estimating fair value in accordance with SFAS 157 when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate a transaction is not orderly. FSP 157-4 is effective for fiscal years and interim periods ending after June 15, 2009. Management doesn’t expect the adoption to have a material impact on the net assets or operations of the funds; however, they are in the process of assessing the impact on the related disclosures.

Repurchase Agreements:
The Funds may purchase instruments from financial institutions, such as banks and broker-dealers that Trustmark Investment Advisers, Inc. (“Trustmark”) deems to present minimal credit risk under guidelines adopted by the Board, subject to the seller’s agreement to repurchase them at an agreed upon time and price (“repurchase agreements”). The seller, under a repurchase agreement, is required to maintain the value of the collateral held pursuant to the agreement with a value equal to the repurchase price (including accrued interest). Default by the seller would, however, expose the relevant Funds to a possible loss because of adverse market action or delay in connection with the disposition of the underlying obligations. Risks may arise from the potential inability of counter parties to honor the terms of the repurchase agreements. Accordingly, the Funds could receive less than the carrying value upon the sale of the underlying collateral securities. Collateral subject to repurchase agreements are held by the Funds’ custodian, another qualified custodian or in the Federal Reserve/Treasury book-entry system.

Security Transactions and Related Investment Income:
During the period, security transactions are accounted for no later than one business day following the trade date. For financial reporting purposes, however, security transactions are accounted for on the trade date on the last business

Performance Funds Trust
Notes to Financial Statements (continued)
May 31, 2009

day of the reporting period. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premium or accretion of discount. Securities gains and losses are calculated on the identified cost basis. Distributions received from real estate investment trusts (“REIT”), which are known to be a return of capital, are recorded as a reduction to the cost of the individual REIT.

Securities Lending:
The Funds may, from time to time, lend their portfolio securities to qualified brokers, dealers, domestic banks or other domestic financial institutions approved by the Board. The Funds will limit their securities lending activity to 33 1/3% of the total assets of each Fund and all loans will be secured by collateral in cash or U.S. government obligations and corporate bonds of not less than 100% of the value of the securities loaned. By lending its securities, a Fund can increase its income by continuing to receive interest or dividends on the loaned securities as well as investing the cash collateral in interest bearing short-term investments. There is a risk of delay in receiving collateral or in receiving the securities loaned or even a loss of rights in the collateral should the borrower of the securities fail financially. The Funds have retained JPMorgan Chase as their securities lending agent and compensate the firm based on a percentage of the profitability generated by securities lending transactions effected on the behalf of the Funds. Loans are subject to termination by the Funds or the borrower at any time.

As of May 31, 2009, the Funds had no securities on loan.

Expense Allocation:
Expenses directly attributable to a Fund are charged to that Fund. Expenses not directly attributable to a Fund are allocated proportionately among all Funds in relation to the net assets of each Fund or on another reasonable basis. Expenses specific to a class are charged to that class.

Dividends to Shareholders:
The Money Market Fund, The U.S. Treasury Money Market Fund, The Short Term Government Income Fund and The Intermediate Term Income Fund declare net investment income daily as dividends to their shareholders and distribute such dividends monthly. Dividends from net investment income, if any, are declared and distributed monthly in the case of The Large Cap Equity Fund, The Mid Cap Equity Fund, The Leaders Equity Fund and The Strategic Dividend Fund. Net realized gains for the Funds, if any, are distributed at least annually. Additional distributions are also made to the Funds’ shareholders to the extent necessary to avoid the federal excise tax on certain undistributed income and net realized gains of regulated investment companies.

The amount of dividends from net investment income and net realized gains are determined in accordance with federal income tax regulations which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (i.e. reclassification of market discounts, gain/loss, paydowns and distributions), such amounts are reclassified to capital; temporary differences do not require reclassification.

Performance Funds Trust
Notes to Financial Statements (continued)
May 31, 2009

3. Related Party Transactions
Advisor and Custodian:
Trustmark acts as Advisor to the Funds. Trustmark is entitled to receive a fee, accrued daily and paid monthly, based on average daily net assets of each Fund. The Strategic Dividend Fund is sub-advised by Orleans Capital Management, which receives a fee, payable by the Advisor. For the year ended May 31, 2009, the advisory fee rates were as follows:

Advisory Fee Rate

The Money Market Fund	0.30%
The U.S. Treasury Money Market Fund	0.30%
The Short Term Government Income Fund	0.40%
The Intermediate Term Income Fund	0.50%
The Large Cap Equity Fund	0.60%
The Mid Cap Equity Fund	0.75%
The Leaders Equity Fund	1.00%
The Strategic Dividend Fund	0.75%

Trustmark National Bank serves as Custodian of the Funds’ cash and securities. For these services, Trustmark National Bank is entitled to a fee accrued daily and paid monthly, at an annual rate of 0.04% based on the average daily net assets of each Fund.

Administration:
Citi Fund Services, Ohio, Inc. (“Citi”), serves the Trust as administrator. In accordance with the terms of the Administration Agreement, Citi is entitled to a fee, accrued daily and paid monthly at 0.0575% or 5.75 basis points of the first billion of average daily net assets of the Trust and 0.055% or 5.5 basis points of the average daily net assets of the Trust over one billion.

Prior to November 26, 2008, the terms of the Administration Agreement were as follows:

Administration
Fee Rate

The Money Market Fund	0.06%
The U.S. Treasury Money Market Fund	0.07%
The Short Term Government Income Fund	0.07%
The Intermediate Term Income Fund	0.06%
The Large Cap Equity Fund	0.07%
The Mid Cap Equity Fund	0.07%
The Leaders Equity Fund	0.06%
The Strategic Dividend Fund	0.06%

Under a Compliance Services Agreement between the Funds’ and Beacon Hill Fund Services, Inc. (“Beacon Hill”) (the “CCO Agreement”), Beacon Hill makes an employee available to serve as the Funds’ Chief Compliance Officer (the “CCO”). Under a separate Compliance Services Agreement, Citi provides infrastructure and support in implementing the written policies and procedures comprising the Funds’ compliance program, including support services to the CCO. For the services provided under both agreements, the Funds paid $94,845 for the year ended May 31, 2009, including certain out of pocket expenses. Beacon Hill pays the salary and other compensation earned by any such individuals as employees of Beacon Hill.

Certain officers of the Trust are affiliated with Trustmark, Citi or Beacon Hill. Such officers receive no compensation from the Funds for serving in their respective roles.

Performance Funds Trust
Notes to Financial Statements (continued)
May 31, 2009

Distribution Plan:
Performance Funds Distributor, LLC (the “Distributor”), a wholly-owned subsidiary of Foreside Financial Group, LLC, serves as the distribution agent of the Funds. As Distributor, Foreside Financial Group, LLC receives a fixed annual fee. The Trust has adopted a compensatory Distribution Plan and Agreement (the “Plan”) pursuant to Rule 12b-1 of the 1940 Act. The Plan provides for a monthly payment by the Funds to the Distributor at an annual rate not to exceed 0.35% of the average daily net assets of Class A Shares and 1.00% of the average daily net assets of Class B Shares.

The Distributor is entitled to receive commissions on sales of shares of the Funds. For the year ended May 31, 2009, the Distributor received $22,072 from commissions earned on sales of the Funds of which $154 was re-allowed to Trustmark and the Distributor (affiliated broker/dealers).

Service Organization:
The Trust has entered into a Service Organization Agreement with its shareholder servicing agents (which currently consists of Trustmark National Bank) for providing various shareholder services. For performing these services the shareholder servicing agents receive an annual fee up to 0.08% on qualified assets of each Fund’s Class A, Class B and Institutional Class Shares (except the Institutional Class Shares of The Money Market Fund) that is computed daily and paid monthly. The Institutional Class Shares of The U.S. Treasury Money Market Fund and Class A Shares of The Strategic Dividend Fund do not currently have assets with any shareholder servicing agents subject to the Agreement.

Accounting and Transfer Agency:
Citi provides accounting and transfer agency services for the Funds. For these services to the Funds, Citi receives an annual fee accrued daily and paid monthly. As fund accountant for the Funds, Citi receives a fixed annual fee and reimbursement of certain expenses. As transfer agent for the Funds, Citi receives a fee based on the number of shareholder accounts, subject to certain minimums and reimbursement of certain expenses.

Fee Reductions:
The Advisor and the Distributor have voluntarily reduced fees as stated in the Statements of Operations. These voluntary waivers may be terminated at any time. The Advisor or Distributor may not seek reimbursement of such voluntary waivers at a later date. The reduction of such fees will cause the yield and total return of any Fund to be higher than it would be in the absence of such reductions. Prior to September 30, 2008, the Advisor had contractually agreed to limit its advisory fee on the U.S. Treasury Money Market Fund to 0.10%.

The Advisor has also agreed to contractually limit the total expenses, exclusive of taxes, brokerage commissions and extraordinary expenses of The Leaders Equity Fund and The Strategic Dividend Fund. Each class has its own expense limitations based on average daily net assets for any full fiscal year as follows:

		Expense
Fund	Class	Limitation

The Leaders Equity Fund	Institutional	1.25%
The Leaders Equity Fund	A	1.50%
The Leaders Equity Fund	B	2.25%
The Strategic Dividend Fund	Institutional	0.95%
The Strategic Dividend Fund	A	1.20%

The Funds have entered into an expense limitation agreement with the Advisor, in which they have agreed to pay or repay fees that were waived or reimbursed by the Advisor for a period up to three fiscal years after such waiver or reimbursement was made to the extent such payments or repayments would not cause the expenses of a class to exceed the above limits. The Advisor is contractually limiting fees and expenses at least until September 30, 2009. As

Performance Funds Trust
Notes to Financial Statements (continued)
May 31, 2009

of May 31, 2009, the following amounts have been waived or reimbursed by the Advisor and are subject to repayment by the respective Fund:

	Amount
	Waived or	Expires
Fund	Reimbursed	May 31,

The Leaders Equity Fund	$107,949	2010
	124,320	2011
	83,707	2012
The Strategic Dividend Fund	87,507	2010
	112,201	2011
	74,009	2012

Affiliated Transactions:
A summary of each Fund’s investment in an affiliated money market fund (The Money Market Fund, Institutional Class Shares) securities for the year ended May 31, 2009 is noted below:

	Market			Market
	Value			Value
Fund	5/31/08	Purchases	Sales	5/31/09	Income

The Short Term Government Income Fund	$1,574,463	$22,174,722	$22,456,975	$1,292,210	$15,717
The Intermediate Term Income Fund	1,346,394	16,079,148	17,412,758	12,784	8,536
The Large Cap Equity Fund	1,151,784	16,419,301	15,614,087	1,956,998	17,051
The Mid Cap Equity Fund	2,107,282	34,411,959	35,932,831	586,410	33,625
The Leaders Equity Fund	1,547,609	12,801,713	13,842,902	506,420	13,195
The Strategic Dividend Fund	1,361,673	6,948,836	7,962,185	348,324	2,860

4. Purchases and Sales of Securities
Purchases and sales of securities for the year ended May 31, 2009, were as follows:

Fund	Purchases	Sales

The Short Term Government Income Fund	$20,391,898	$24,729,293
The Intermediate Term Income Fund	2,657,485	16,889,016
The Large Cap Equity Fund	30,257,597	27,762,772
The Mid Cap Equity Fund	86,638,558	81,404,204
The Leaders Equity Fund	54,449,572	61,682,782
The Strategic Dividend Fund	2,430,234	14,065,011

The above table includes purchases and sales of U.S. Government securities. Purchases and sales of U.S. Government securities for the year ended May 31, 2009, were as follows:

Fund	Purchases	Sales

The Short Term Government Income Fund	$14,860,980	$23,229,293
The Intermediate Term Income Fund	—	15,639,016
The Strategic Dividend Fund	—	1,774,519

5. Federal Income Taxes
Each Fund is a separate taxable entity for federal tax purposes. Each Fund has qualified and intends to qualify each year as a “regulated investment company” under Subchapter M of the Internal Revenue Code, as amended and to

Performance Funds Trust
Notes to Financial Statements (continued)
May 31, 2009

distribute substantially all of its taxable net investment income and net realized gains, if any, to its shareholders. Accordingly, no provision for federal income or excise tax is required.

The Funds comply with FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes (“FIN 48”). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the affirmative evaluation of tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is more-likely-than-not (i.e. greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. Differences between tax positions taken in a tax return and amounts recognized in the financial statements will generally result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable), including the recognition of any related interest and penalties as an operating expense. Implementation of FIN 48 included a review of tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal and the State of Delaware (i.e. the last four tax year ends and the interim tax period since then). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

At May 31, 2009, the cost basis for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation and net unrealized appreciation/depreciation of securities for federal income tax purposes were as follows:

				Net Tax Unrealized
	Tax Cost	Unrealized	Unrealized	Appreciation/
Fund	of Securities	Appreciation	Depreciation	(Depreciation)

The Money Market Fund	$706,660,171	$—	$—	$—
The U.S. Treasury Money Market Fund	116,052,051	—	(2,888)	(2,888)
The Short Term Government Income Fund	81,624,026	1,223,484	(37,959)	1,185,525
The Intermediate Term Income Fund	58,815,797	4,037,758	(92,716)	3,945,042
The Large Cap Equity Fund	47,291,580	2,163,537	(4,478,003)	(2,314,466)
The Mid Cap Equity Fund	47,937,009	3,122,771	(3,389,213)	(266,442)
The Leaders Equity Fund	20,540,212	1,814,523	(809,615)	1,004,908
The Strategic Dividend Fund	30,678,424	1,893,732	(8,261,374)	(6,367,642)

The difference between book-basis and tax-basis unrealized appreciation/depreciation are attributable primarily to tax deferral of losses on wash sales and differences related to partnership investments.

Performance Funds Trust
Notes to Financial Statements (continued)
May 31, 2009

The tax character of dividends paid during the fiscal year ended May 31, 2009, were as follows:

	Dividends paid from
		Net Long			Total
	Ordinary	Term Capital	Total Taxable	Tax Return	Distributions
	Income	Gains	Distributions	of Capital	Paid[1]

The Money Market Fund	$8,226,129	$—	$8,226,129	$—	$8,226,129
The U.S. Treasury Money Market Fund	975,850	—	975,850	—	975,850
The Short Term Government Income Fund	2,308,447	—	2,308,447	—	2,308,447
The Intermediate Term Income Fund	2,977,150	—	2,977,150	—	2,977,150
The Large Cap Equity Fund	544,932	—	544,932	—	544,932
The Mid Cap Equity Fund	—	3,301,179	3,301,179	22,907	3,324,086
The Leaders Equity Fund	—	—	—	—	—
The Strategic Dividend Fund	872,210	792,155	1,664,365	248,387	1,912,752

[1]	Total dividends paid and distributions payable may differ from the amount reported in the financial statements because for tax purposes distributions are recognized when actually paid.

The tax character of dividends paid during the fiscal year ended May 31, 2008, were as follows:

	Dividends paid from
		Net Long			Total
	Ordinary	Term Capital	Total Taxable	Tax Return	Distributions
	Income	Gains	Distributions	of Capital	Paid[1]

The Money Market Fund	$21,701,905	$—	$21,701,905	$—	$21,701,905
The U.S. Treasury Money Market Fund	1,740,790	—	1,740,790	—	1,740,790
The Short Term Government Income Fund	2,718,291	—	2,718,291	—	2,718,291
The Intermediate Term Income Fund	3,981,787	—	3,981,787	—	3,981,787
The Large Cap Equity Fund	385,248	9,240,575	9,625,823	—	9,625,823
The Mid Cap Equity Fund	—	7,900,459	7,900,459	—	7,900,459
The Leaders Equity Fund	1,957,189	3,228,605	5,185,794	165,622	5,351,416
The Strategic Dividend Fund	1,173,576	1,809,358	2,982,934	—	2,982,934

[1]	Total dividends paid and distributions payable may differ from the amount reported in the financial statements because for tax purposes distributions are recognized when actually paid.

Performance Funds Trust
Notes to Financial Statements (continued)
May 31, 2009

As of May 31, 2009, the components of accumulated earnings (deficit) on a tax basis were as follows:

							Total
	Undistributed	Undistributed			Accumulated	Unrealized	Accumulated
	Ordinary	Long-Term	Accumulated	Distributions	Capital and	Appreciation	Earnings
	Income	Capital Gains	Earnings	Payable[1]	Other Losses	(Depreciation)[2]	(Deficit)

The Money Market Fund	$50,493	$—	$50,493	$(30,235)	$—	$—	$20,258
The U.S. Treasury Money Market Fund	50,247	—	50,247	(1,913)	—	(2,888)	45,446
The Short Term Government Income Fund	122,443	—	122,443	(95,386)	(1,843,933)	1,185,525	(631,351)
The Intermediate Term Income Fund	124,396	—	124,396	(128,778)	—	3,945,042	3,940,660
The Large Cap Equity Fund	15,782	—	15,782	—	(9,834,533)	(2,314,466)	(12,133,217)
The Mid Cap Equity Fund	—	—	—	—	(28,163,516)	(266,442)	(28,429,958)
The Leaders Equity Fund	—	—	—	—	(19,682,430)	1,004,908	(18,677,522)
The Strategic Dividend Fund	—	—	—	—	(2,120,620)	(6,367,642)	(8,488,262)

[1]	Total dividends paid and distributions payable may differ from the amount reported in the financial statements because for tax purposes distributions are recognized when actually paid.

[2]	The differences between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to tax deferral of losses on wash sales and differences related to partnership investments.

As of May 31, 2009, the following Funds had net capital loss carryforwards to offset future realized gains, if any, to the extent provided by Treasury regulations. To the extent that these carryforwards are used to offset future capital gains, it is probable that the gains that are offset will not be distributed to shareholders:

	Amount	Expires

The Short Term Government Income Fund	$86,910	2012
	20,905	2013
	597,680	2014
	874,286	2015
	264,152	2016
The Large Cap Equity Fund	2,393,653	2017
The Mid Cap Equity Fund	5,623,414	2017
The Leaders Equity Fund	3,885,103	2017

Under current tax law, capital losses realized after October 31 may be deferred and treated as occurring on the first business day of the following fiscal year. The following Funds had deferred losses, which will be treated as arising on the first day of the fiscal year ending May 31, 2010.

Post-October
Capital
Losses

The Large Cap Equity Fund	$7,440,880
The Mid Cap Equity Fund	22,540,102
The Leaders Equity Fund	15,797,327
The Strategic Dividend Fund	2,120,620

Performance Funds Trust
Notes to Financial Statements (continued)
May 31, 2009

6. Legal and Regulatory Matters
On September 26, 2006, BISYS Fund Services, Inc. (“BISYS”), a subsidiary of the BISYS Group, Inc. consented to the entry of a cease-and-desist order by the SEC (the “SEC Order”) in connection with certain arrangements between BISYS and certain mutual fund advisers pertaining to the advisers’ use of fund assets for marketing and other expenses incurred by the advisers. The BISYS Group, Inc. and its subsidiaries was acquired by Citibank N.A. on August 1, 2007. Under the SEC Order, BISYS agreed, among other things, to disgorge to the affected mutual fund families approximately $9.7 million plus prejudgment interest of approximately $1.7 million and to pay a civil money penalty of $10 million. A proposed plan of distribution, (“Fair Fund Plan”) was posted by the SEC for public review and comment on May 29, 2009. Further information, including the methodology of the Fair Fund Plan, is available on the SEC website at www.sec.gov/litigation/admin/2009/34-60011-pdp.pdf. The impact, if any, of the SEC Order on the Funds has not yet been determined. Neither the Trust nor the Advisor were parties to the SEC Order, nor is the Trust or the Advisor bound by the SEC Order or its findings.

In response to the SEC’s inquiries related to this matter, including those of the Trust’s prior service arrangements with BISYS, on September 26, 2007, the Advisor made a one-time payment to certain series of the Trust. The payment was in an amount of less than one-half of one percent of the total assets of each recipient series. The impact to the total return, net expense ratio and net income ratio to each Fund are disclosed in the Financial Highlights.

7. Special Meeting of Shareholders (unaudited)
On May 27, 2009, there was a Special Meeting of Shareholders of the Portfolios was held to approve the liquidation of the Portfolios. The number of shares voted is as follows:

	The Performance		The Performance		The Performance
	Advisor		Advisor		Advisor
	Growth Portfolio		Moderate Portfolio		Conservative Portfolio
		% of		% of		% of
	No. of	Shares	No. of	Shares	No. of	Shares
	Shares	Voted	Shares	Voted	Shares	Voted

For:	98,364	88.29	117,038	97.06	63,305	67.47
Against:	7,754	6.96	—	—	11,610	12.37
Abstain:	5,288	4.75	3,551	2.94	18,919	20.16

Total:	111,406	100	120,589	100	93,834	100

Report of Independent Registered Public Accounting Firm

The Shareholders and Board of Trustees of
Performance Funds Trust:

We have audited the accompanying statements of assets and liabilities of The Money Market Fund, The U.S. Treasury Money Market Fund, The Short Term Government Income Fund, The Intermediate Term Income Fund, The Large Cap Equity Fund, The Mid Cap Equity Fund, The Leaders Equity Fund and The Strategic Dividend Fund (each a series of Performance Funds Trust, hereinafter referred to as the “Funds”), including the schedules of portfolio investments, as of May 31, 2009, and the related statements of operations for the year then ended, the statements of changes in net assets for each period in the two-year period then ended, and the financial highlights for each period in the three-year period then ended. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The accompanying financial highlights for the periods ended May 31, 2006 and prior were audited by other auditors whose report thereon dated July 28, 2006, expressed an unqualified opinion on those financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of May 31, 2009, by correspondence with custodians and brokers, or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Funds as of May 31, 2009, the results of their operations for the year then ended, the changes in their net assets for each period in the two-year period then ended, and the financial highlights for each period in the three-year period then ended, in conformity with U.S. generally accepted accounting principles.

KPMG LLP
Columbus, Ohio
July 22, 2009

Performance Funds Trust

Additional Information (Unaudited)

Holdings Tables (Unaudited)
The Money Market Fund invested, as a percentage of net assets, in the following industries, as of May 31, 2009.

U.S. Government Agency Securities	85.9%
Heathcare Products	4.3%
Certificates of Deposit	4.2%
Beverages	2.1%
Repurchase Agreements	2.0%
Financial Services	1.4%
Other Assets/Liabilities	0.1%

Total	100.0%

The U.S. Treasury Money Market Fund invested, as a percentage of net assets, in the following industries, as of May 31, 2009.

U.S. Treasury Bills	96.9%
Investment Companies	3.1%
Other Assets/Liabilities	0.0%

Total	100.0%

The Short Term Government Income Fund invested, as a percentage of net assets, in the following industries, as of May 31, 2009.

U.S. Government Agency Securities	92.8%
Insurance	3.6%
Financial Services	3.2%
Investment Companies	1.6%
Other Assets/Liabilities	–1.2%

Total	100.0%

The Intermediate Term Income Fund invested, as a percentage of net assets, in the following industries, as of May 31, 2009.

U.S. Government Agency Securities	72.7%
U.S. Treasuries	11.6%
Financial Services	4.8%
Consumer Goods & Services	3.8%
Industrials	1.7%
Railroads	1.6%
Telecommunications	1.6%
Insurance	0.8%
Other Assets/Liabilities	0.5%
Utilities	0.5%
Chemicals	0.4%
Investment Companies	0.0%

Total	100.0%

The Large Cap Equity Fund invested, as a percentage of net assets, in the following industries, as of May 31, 2009.

Technology	16.8%
Health Care	12.9%
Oil & Gas	12.4%
Consumer Goods & Services	12.3%
Retail	12.0%
Telecommunications	8.8%
Financial Services	6.1%
Investment Companies	4.3%
Aerospace/Defense	3.7%
Utilities	3.4%
Chemicals	1.4%
Diversified	1.2%
Entertainment	1.2%
Transportation	1.0%
Railroads	0.6%
Insurance	0.6%
Services	0.5%
Industrials	0.3%
Software	0.3%
Other Assets/Liabilities	0.2%

Total	100.0%

The Mid Cap Equity Fund invested, as a percentage of net assets, in the following industries, as of May 31, 2009.

Retail	14.1%
Health Care	10.2%
Consumer Goods & Services	10.0%
Industrials	8.6%
Oil & Gas	7.0%
Technology	6.1%
Software	5.9%
Services	5.8%
Education	4.7%
Utilities	4.1%
Chemicals	3.9%
Other Assets/Liabilities	3.8%
Real Estate Investment Trusts	3.6%
Insurance	3.5%
Financial Services	3.5%
Transportation	2.3%
Investment Companies	1.2%
Entertainment	1.1%
Diversified	0.4%
Aerospace/Defense	0.2%

Total	100.0%

Performance Funds Trust

Additional Information (Unaudited) (continued)

The Leaders Equity Fund invested, as a percentage of net assets, in the following industries, as of May 31, 2009.

Retail	18.0%
Consumer Goods & Services	15.7%
Technology	12.5%
Health Care	11.3%
Software	11.0%
Services	10.5%
Telecommunications	10.5%
Oil & Gas	5.0%
Industrials	3.1%
Investment Companies	2.3%
Other Assets/Liabilities	0.1%

Total	100.0%

The Strategic Dividend Fund invested, as a percentage of net assets, in the following industries, as of May 31, 2009.

Oil & Gas	21.1%
Utilities	13.6%
Consumer Goods & Services	11.7%
Financial Services	11.1%
Health Care	7.8%
Metals & Mining	6.2%
Railroads	5.2%
Investment Companies	4.6%
Telecommunications	3.8%
Chemicals	3.5%
Real Estate Investment Trusts	3.4%
Retail	2.7%
Diversified	1.6%
Insurance	1.5%
Industrials	1.0%
Aerospace/Defense	0.8%
Other Assets/Liabilities	0.4%

Total	100.0%

Performance Funds Trust

Expense Comparisons (Unaudited)

As a shareholder of the Performance Funds Trust, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and (2) ongoing costs, including management fees, distribution fees and other fund expenses.

This example is intended to help you understand your ongoing costs (in dollars) of investing in the Performance Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from December 1, 2008 through May 31, 2009.

Actual Returns
The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period**
	12/1/08	5/31/09	12/1/08-5/31/09	12/1/08-5/31/09

The Money Market Fund — Institutional Class	$1,000.00	$1,001.20	$2.49	0.50%
The Money Market Fund — Class A	1,000.00	1,000.60	3.14	0.63%
The U.S. Treasury Money Market Fund — Institutional Class	1,000.00	1,000.30	1.05	0.21%
The Short Term Government Income Fund — Institutional Class	1,000.00	1,013.10	3.61	0.72%
The Short Term Government Income Fund — Class A	1,000.00	1,012.10	4.62	0.92%
The Intermediate Term Income Fund — Institutional Class	1,000.00	1,037.80	4.01	0.79%
The Intermediate Term Income Fund — Class A	1,000.00	1,036.80	5.03	0.99%
The Large Cap Equity Fund — Institutional Class	1,000.00	952.00	5.01	1.03%
The Large Cap Equity Fund — Class A	1,000.00	951.80	5.99	1.23%
The Large Cap Equity Fund — Class B	1,000.00	948.50	9.62	1.98%
The Mid Cap Equity Fund — Institutional Class	1,000.00	956.00	5.46	1.12%
The Mid Cap Equity Fund — Class A	1,000.00	955.30	6.43	1.32%
The Mid Cap Equity Fund — Class B	1,000.00	952.30	10.08	2.07%
The Leaders Equity Fund — Institutional Class	1,000.00	902.30	5.93	1.25%
The Leaders Equity Fund — Class A	1,000.00	900.20	7.11	1.50%
The Leaders Equity Fund — Class B	1,000.00	896.50	10.64	2.25%
The Strategic Dividend Fund — Institutional Class	1,000.00	1,000.90	4.74	0.95%
The Strategic Dividend Fund — Class A	1,000.00	998.70	5.98	1.20%

*	Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.

**	Annualized.

Performance Funds Trust

Expense Comparisons (Unaudited) (continued)

Hypothetical Example for Comparison Purposes
The table below provides information about hypothetical account values and hypothetical expenses based on each Performance Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please, note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period**
	12/1/08	5/31/09	12/1/08-5/31/09	12/1/08-5/31/09

The Money Market Fund — Institutional Class	$1,000.00	$1,022.44	$2.52	0.50%
The Money Market Fund — Class A	1,000.00	1,021.79	3.18	0.63%
The U.S. Treasury Money Market Fund — Institutional Class	1,000.00	1,023.88	1.06	0.21%
The Short Term Government Income Fund — Institutional Class	1,000.00	1,021.34	3.63	0.72%
The Short Term Government Income Fund — Class A	1,000.00	1,020.34	4.63	0.92%
The Intermediate Term Income Fund — Institutional Class	1,000.00	1,020.99	3.98	0.79%
The Intermediate Term Income Fund — Class A	1,000.00	1,020.00	4.99	0.99%
The Large Cap Equity Fund — Institutional Class	1,000.00	1,019.80	5.19	1.03%
The Large Cap Equity Fund — Class A	1,000.00	1,018.80	6.19	1.23%
The Large Cap Equity Fund — Class B	1,000.00	1,015.06	9.95	1.98%
The Mid Cap Equity Fund — Institutional Class	1,000.00	1,019.35	5.64	1.12%
The Mid Cap Equity Fund — Class A	1,000.00	1,018.35	6.64	1.32%
The Mid Cap Equity Fund — Class B	1,000.00	1,014.61	10.40	2.07%
The Leaders Equity Fund — Institutional Class	1,000.00	1,018.70	6.29	1.25%
The Leaders Equity Fund — Class A	1,000.00	1,017.45	7.54	1.50%
The Leaders Equity Fund — Class B	1,000.00	1,013.71	11.30	2.25%
The Strategic Dividend Fund — Institutional Class	1,000.00	1,020.19	4.78	0.95%
The Strategic Dividend Fund — Class A	1,000.00	1,018.95	6.04	1.20%

*	Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.

**	Annualized.

Performance Funds Trust

Other Information

A discussion of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling 1-800-PERFORM (737-3676) and (ii) on the Securities and Exchange Commission (“SEC”) website at www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent twelve months ended June 30 is available (i) without charge, upon request, by calling 1-800-PERFORM (737-3676) and (ii) on the SEC’s website at www.sec.gov.

The Funds’ file a complete list of their portfolio holdings (“Schedules of Portfolio Investments”) with the SEC for the first and third quarters of each fiscal year, periods ending August 31 and February 28, on Form N-Q. Schedules of Portfolio Investments are available without charge, upon request, by calling 1-800-PERFORM (737-3676); or by visiting the SEC’s website at www.sec.gov. You may also review or, for a fee, copy the Schedules of Portfolio Investments by visiting the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-202-551-8090.

Performance Funds Trust

Annual Approval of Investment Advisory and Sub-Advisory Contracts (Unaudited)

The Board of the Trust determined on February 10, 2009 to renew (i) the Trust’s investment advisory contract with Trustmark (the “Advisory Contract”) and (ii) the Trust’s sub-advisory contract with Trustmark and Orleans Capital Management (“Orleans”) with respect to The Strategic Dividend Fund (the “Sub-Advisory Contract” and together with the Advisory Contract, the “Contracts”). Prior to making its determination, the Board received detailed information from Trustmark and Orleans relating to its consideration of the Contracts, including, among other things, (i) performance data of each Fund and its peer groups (ii) data concerning the fees and expenses of each Fund as compared to its Lipper Peer Group, (iii) performance data of each Fund as compared to relative indices, (iv) the financial statements of Trustmark and Orleans and (v) Trustmark’s and Orleans’ respective memoranda to the Board addressing specific information requested by the Board’s independent counsel. In addition, the Board reviewed a memorandum from its independent counsel detailing the Board’s duties and responsibilities in considering the renewal of the Contracts.

In reaching its decision to renew the Contracts, the Board, including a majority of the Trustees who are not interested persons of the Trust under the 1940 Act (the “Independent Trustees”), considered, among other things: (i) the nature, extent and quality of Trustmark’s services provided to each Fund and Orleans’ services provided to The Strategic Dividend Fund; (ii) each Fund’s performance compared to its relative index; (iii) the reasonableness of the overall compensation; (iv) Lipper information comparing each Fund’s performance, advisory fee and expense ratio to that of its peer group; (v) Trustmark’s and Orleans’ respective financial information; (vi) any compensation and other possible benefits to Trustmark or Orleans, including soft dollars, arising from its advisory and other relationships with the Trust; and (vii) the extent to which economies of scale would be realized as the Trust grows and whether fee levels reflect these economies of scale for the benefit of Fund investors.

During the course of its deliberations, the Board, including a majority of the Independent Trustees, reached the following conclusions, among others, regarding Trustmark, Orleans and the Contracts: (i) with respect to The Short Term Government Income Fund, that the Fund outperformed its Lipper Peer Group average for the year ended November 30, 2008, that the Fund’s actual total expense ratios were above the Lipper Peer Group average, and that the contractual and actual advisory fees were below the Lipper Peer Group average; (ii) with respect to The Intermediate Term Income Fund, that the Fund outperformed its Lipper Peer Group average for the year ended November 30, 2008, that the Fund’s actual total expense ratios were above the average for the Lipper Peer Group, that the contractual advisory fees were above the Lipper Peer Group average, and that the actual advisory fees for the Class A Shares were below, and for Institutional Class Shares were equal to, the Lipper Peer Group average; (iii) with respect to The Strategic Dividend Fund, that the Fund outperformed its Lipper Peer Group average for the year ended November 30, 2008, that the actual total expense ratio for the Institutional Class Shares was above, and for the Class A Shares was below, the Lipper Peer Group average, and that the contractual advisory fee for the Institutional Class Shares was above, and for the Class A Shares was below, the Lipper Peer group average, and that its actual advisory fees were below the Lipper Peer Group average; (iv) with respect to The Large Cap Equity Fund, that the Fund outperformed its Lipper Peer Group average for the year ended November 30, 2008, that the actual total expense ratios for the Class A Shares and the Institutional Class Shares were above, and for the Class B Shares were equal to, the Lipper Peer Group average, and that the contractual and actual advisory fees were below the Lipper Peer Group average; (v) with respect to The Mid Cap Equity Fund, that the Fund outperformed its Lipper Peer Group average for the year ended November 30, 2008, that the actual total expense ratio for the Class A Shares was below, for the Class B Shares was equal to, and for the Institutional Class Shares was above, the Lipper Peer Group average, and that the contractual and actual advisory fees for the Class A Shares and Class B Shares were below, and for the Institutional Class Shares were above, the Lipper Peer Group average; (vi) with respect to The Leaders Equity Fund, that the Fund outperformed its Lipper Peer Group average for the year ended November 30, 2008, that its actual total expense ratios were above the Lipper Peer Group average, and the contractual and actual advisory fees were above the Lipper Peer Group average, except for the actual advisory fees of the Class A Shares; (vii) with respect to The Money Market Fund, that the Fund underperformed its Lipper Peer Group average for the year ended November 30, 2008, that its actual total expense ratios, except that of the Class A Shares, were above the Lipper Peer Group average, and that its contractual and actual advisory fees, except those for the Institutional Class Shares, were below its Lipper Peer Group average; and (viii) with

Performance Funds Trust

Annual Approval of Investment Advisory and Sub-Advisory Contracts (Unaudited) (continued)

respect to The U.S. Treasury Money Market Fund, that the Fund underperformed its Lipper Peer Group average for the year ended November 30, 2008, that its actual advisory fee and total expense ratio were below the Lipper Peer Group average, and that its contractual advisory fee was above the Lipper Peer Group average.

The Board discussed the other compensation or possible benefits to Trustmark and Orleans, including soft dollars and compensation payable by the Funds to Trustmark’s affiliate for custodian services.

The Board, including all of the Independent Trustees, concluded that the fees payable under the Contracts were fair and reasonable with respect to the services that Trustmark and Orleans provide and in light of the other factors described above that the Board deemed relevant. No single factor was considered in isolation or to be determinative of the decision of the Board to approve the Contracts. Based on the factors considered, the Board, including all of the Independent Trustees, concluded that it was appropriate to renew the Contracts.

Performance Funds Trust

Additional Tax Information (Unaudited)

The table below details distributions designated from long-term capital gains for the following Funds for the fiscal year ended May 31, 2009:

Amount

The Mid Cap Equity Fund	$3,301,179
The Strategic Dividend Fund	792,155

For corporate shareholders, the following percentages of the total ordinary income distributions paid by the Funds during the year ended May 31, 2009, qualify for the corporate dividends received deduction:

Dividend
Received
Deduction

The Large Cap Equity Fund	100.00%
The Strategic Dividend Fund	100.00%

For the year ended May 31, 2009, the following percentages of the total ordinary income distributions paid by the Funds during the year represent qualified dividend income:

Qualified
Dividend
Income

The Large Cap Equity Fund	100.00%
The Strategic Dividend Fund	100.00%

Performance Funds Trust

Information about Trustees and Officers (Unaudited)

The names of the Trustees, their addresses, ages, positions, principal occupation(s) during the past five years, number of portfolios in the fund complex overseen, and other directorships held by each Trustee and executive officer who is an “interested person” (as defined in the 1940 Act) and each non-interested Trustee are set forth below. The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-PERFORM (737-3676).

Trustees

				Number of
				Portfolios in	Other
	Position(s)	Term of Office		Fund Complex	Directorships
	Held with	and Length of	Principal Occupation(s)	Overseen by	Held by
Name, Address, and Age	the Trust	Time Served	During Past 5 Years	Trustee	Trustee

Non-Interested Trustees

Joe J. Powell III* Age 55, 417 Glenway Drive Jackson, MS 39216	Trustee	Indefinite, 11/02 to present	Founder, Director and President, Maximum Information Technology, Inc., 2000 to present.	8	N/A

Walter P. Neely, Ph.D., CFA* Age 64, 1701 North State Street, Jackson, MS 39210	Trustee and Chairman	Indefinite, 5/92 to present	Professor and Consultant, Millsaps College, Jackson, Mississippi, since 1980.	8	N/A

Shirley F. Olson, DBA* Age 62, 70 St. Andrews Place, Jackson, MS 39211	Trustee	Indefinite, 1/05 to present	Consultant, The Olson Consulting Group LLC, 1997 to present.	8	N/A

Interested Trustees

Duane Dewey** Age 50 1701 Lakeland Drive Jackson, MS 39216	Trustee	Indefinite, 8/08 to present	Executive Vice President, Trustmark Corporate Banking and Wealth Management, 2008 to present; President, Trustmark Wealth Management Group, 2003 - 2008.	8	N/A

*	Member of the Audit Committee and Nominating Committee.

**	Mr. Dewey is deemed to be an “interested person” as defined by the 1940 Act because he is an officer, director, employee and a shareholder of Trustmark Wealth Management Group, an affiliate of the Funds’ Advisor.

Performance Funds Trust

Information about Trustees and Officers (Unaudited) (continued)

Principal Officers

	Position(s) Held	Term of Office and
Name, Address, and Age	with the Trust	Length of Time Served	Principal Occupation(s) During Past 5 Years*

Teresa Thornhill Age 44, 1701 Lakeland Drive Jackson, MS 39216	President of the Trust	Indefinite, 8/2008 to present	First Vice President, Trustmark National Bank 1999 to present.

Curtis Barnes, Age 55, 100 Summer Street, Suite 1500, Boston, MA 01867	Secretary of the Trust	Indefinite, 5/1999 to present	Senior Vice President, Regulatory Administration, Citi Fund Services — Employee since May 1995.

Chris Sabato, Age 40, 3435 Stelzer Road, Columbus, OH 43219	Treasurer of the Trust	Indefinite, 11/2004 to present	Senior Vice President, Fund Administration, Citi Fund Services — Employee since February 1993.

George Stevens Age 58, 4041 N. High Street Columbus, Ohio 43214	Chief Compliance Officer and Anti-Money Laundering Officer of the Trust	One year, 9/2005 to present	Director, Beacon Hill Fund Services, March 2008 to present; Vice President, Citi Fund Services, September 1996 to March 2008.

*	Each officer may have served in various other capacities for the same organization during the length of time served.

Investment Advisor
Trustmark Investment Advisors, Inc.
1701 Lakeland Dr.
Jackson, Mississippi 39216

Administrator and Transfer Agent
Citi Fund Services, Inc.
3435 Stelzer Road
Columbus, Ohio 43219

Distributor
Performance Funds Distributor LLC
100 Summer Street
Boston, MA 02110

Custodian
Trustmark National Bank
248 East Capitol Street
Jackson, Mississippi 39201

Counsel
Drinker Biddle & Reath LLP
One Logan Square 18th and Cherry Streets
Philadelphia, Pennsylvania 19103-6996

Independent Registered Public Accounting Firm
KPMG LLP
191 W. Nationwide Blvd., Suite 500
Columbus, Ohio 43215

This report is for the information of the shareholders of the Performance Family of Mutual Funds. Its use in connection with any offering of the Trust’s shares is authorized only in case of a concurrent or prior delivery of the Trust’s current prospectus.

PRFSR 05/09

PERFORMANCE FUNDS TRUST
A FAMILY OF MUTUAL FUNDS

ANNUAL REPORT
MAY 31, 2009

Shares of the Trust are not deposits or obligations of, or guaranteed or endorsed by, Trustmark National Bank, and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency. Shares of the Trust involve investment risk, including possible loss of principal. Past performance is not indicative of future results.

Item 2. Code of Ethics.
(a) The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. This code of ethics is included as an Exhibit.
(b) During the period covered by the report, with respect to the registrant’s code of ethics that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions; there have been no amendments to, nor any waivers granted from, a provision that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item 2.
Item 3. Audit Committee Financial Expert.
3(a)(1) The registrant’s board of directors has determined that the registrant has at least one audit committee financial expert serving on its audit committee.
3(a)(2) The audit committee financial expert is Walter P. Neeley, Joe J. Powell III and Shirley F. Olson, who is “independent” for purposes of this Item 3 of Form N-CSR.
Item 4. Principal Accountant Fees and Services.

	Current Year	Previous Year
Audit Fees	2009: $84,000	2008: $107,800
Audit-Related Fees	2009: $29,000	2008: $ 35,800
Tax Fees	2009: $38,600	2008: $ 37,400
All Other Fees	2009: $ 0	2008: $ 0
(e) (1) Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.
          Pre-approval by the Committee of non-audit services is not required so long as:
(1) (A) with respect to the Funds, the aggregate amount of all such permissible non-audit services provided to the Funds constitutes no more than 5% of the total amount of revenue paid to the auditor by the Funds during the fiscal year in which the services are provided;
     (B) with respect to the Adviser and any Advisor-affiliated service provider, the aggregate of all such non-audit services provided constitutes no more than 5% of all total amount of the revenues (of the type that would have to be pre-approved by the Committee) paid to the auditor by the Funds, the Advisor and any Advisor-affiliated service provider during the fiscal year in which the services are provided;
(2) such services under (1) above were not recognized by the Funds at the time of the engagement to be non-audit services and such services are promptly brought to the attention of the Committee and approved prior to the completion of the audit by the Committee or its Delegate(s) (as defined below)
              (2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

2009 0%
2008 0%
          (f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.
          Not applicable.
          (g) Disclose the aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

2009 $67,600
2008 $98,200
          (h) Disclose whether the registrant’s audit committee of the board of directors has considered whether the provision of nonaudit services that were rendered to the registrant’s investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.
          Not applicable.
Item 5. Audit Committee of Listed Registrants.
Not applicable.
Item 6. Investments.
(a) Not applicable.
(b) Not applicable.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.
Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.
Item 10. Submission of Matters to a Vote of Security Holders.
Not applicable.
Item 11. Controls and Procedures.
(a)The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.
(b)There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.
(a)(1) The code of ethics that is subject of the disclosure required by Item 2 is attached hereto.
(a)(2) Certifications pursuant to Rule 30a-2(a) are attached hereto.
(a)(3) Not applicable.
(b) Certifications pursuant to Rule 30a-2(b) are furnished herewith.

SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant) Performance Funds Trust

By (Signature and Title)*	/s/ Teresa F. Thornhill Teresa F. Thornhill, President
Date 7/27/2009
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Teresa F. Thornhill Teresa F. Thornhill, President
Date 7/27/2009

By (Signature and Title)*	/s/ Christopher E. Sabato Christopher E. Sabato, Treasurer
Date 7/27/2009

*	Print the name and title of each signing officer under his or her signature.